UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800,

Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2010 through April 30, 2011 is filed herewith.

TCW Funds Insight that works for you.™

2011 Semi-Annual Report

TCW Fixed Income Funds TCW Money Market Fund TCW•Enhanced Commodity Strategy Fund

2011 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2011

To Our Valued Shareholders

We submit the 2011 semi-annual report for the TCW Funds, Inc. (the
“Funds”). The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of April 30, 2011.

Investment Environment

The bull market run that began in 2009 continued to gain momentum in the first four months of 2011. The markets proved resilient to the variety of macro concerns in the quarter, including open revolution in the Middle East, fears of a nuclear disaster in Japan, and threats of a U.S. federal government shut down. The major indexes, both equity and fixed income, are in positive territory year-to-date through April 30.

The U.S. equity markets continued to rally amid growing
optimism that the recovery from the financial crisis has become self-sustaining. The S&P 500 advanced 9% year-to-date through April 30. The recent bull market rally has pushed this index up 93% since March 2009, the biggest rally for a comparable period since 1955. The Nasdaq Composite also is in positive territory year-to-date, up over 8% and up nearly 18% for the past 12 months. These gains were not a smooth ride, however. Equity markets were sent scrambling in February and early March as political turmoil spread in North Africa and the Middle East. That was followed by the devastating earthquake and nuclear crisis in Japan. Stocks fell quickly in the immediate aftermath of these events. They were able to recover and finished the period ending April 30th on a positive note.

U.S. fixed income markets recovered from a fourth-quarter 2010 decline triggered by the announcement of a second round of Quantitative Easing. Though fixed income indexes finished in positive territory for the first four months in 2011, their performance has cooled in comparison to the above-average returns seen in the years following the 2008 market crash. April proved to be a positive month despite the headlines generated by Standard & Poor’s when it lowered its long-term outlook for U.S. government debt from stable to negative. The Barclays U.S. Aggregate gained
1.7% year-to-date, trailing the Global Aggregate return of 4.4% through April 30. High Yield corporates continued to advance with the Barclays U.S. High Yield Index up 5.5%, reflecting expectations of lower default rates and strong deal activity.

Similar to the U.S. market, most international markets saw robust growth over the first four months of the year. Japan proved the only exception due to the major earthquake, resulting tsunami, and potential nuclear meltdown that decreased its productive capacity. Emerging market equities, as measured by the MSCI Emerging Markets Index, continued its advance gaining 5.3%
year-to-date through April 30. Emerging market fixed income gained nearly 3% year-to-date, driven by attractive yields, strong commodity prices, and positive fund flows.

Fund Performance

We are pleased to report an increase in assets under management for the TCW Funds since the fiscal year end (October 31, 2010) rising from $10.0 billion to $11.5 billion. This increase is largely due to shareholder contributions to the TCW Emerging Markets Income Fund and the TCW Small Cap Growth Fund. Assets in the TCW Emerging Markets
Income Fund have continued to experience significant growth since TCW portfolio managers Dave Robbins and Penny Foley assumed management in December 2009. Over this time period, the Fund’s assets have grown from

To Our Valued Shareholders (Continued)

$150 million to $2.1 billion as of the end of April making it one of the ten largest funds in its category as reported by Morningstar. The Fund has produced strong performance thus far in 2011, up 5.28% as of April 30, bringing the rolling 12 month performance to 15.57% (for I Class shares) which is 6.42% above its respective benchmark. Its five-year returns rank in the top 1% of 84 funds tracked by Morningstar and its three-year returns place it in the top 1% of 108 funds in the category. This fund is also rated 5-star by Morningstar.

The TCW Small Cap Growth Fund also
continued to see strong investor interest since fiscal year end. Total assets in the fund are now approximately $1.2 billion. The Fund has slightly outperformed its benchmark in the first four months of 2011 and shows significant outperformance on a three and five year basis. In fact, its five-year returns rank in the top 1% of 698 funds tracked by Morningstar, and its three-year returns place it in the top 6% of 747 funds in the category. Since Husam Nazer took over this fund in early 2005, this fund’s returns place it in the top 2% out of 656 funds in the Morningstar Small Cap Growth category as of April 30, 2011.

Product
Management and Product Developments

On November 1, 2010, we launched the TCW SMID Cap Growth Fund in direct response to prospective investor interest for this investment strategy in a mutual fund vehicle. The Fund invests in stocks of small and mid-cap growth companies that generally fall within the market capitalization range of the Russell 2500 Growth Index. The Fund is managed by
Husam Nazer, who along with Brendt Stallings, co-heads TCW’s Small and Mid-Cap Growth Equities team. The Fund adheres to the same fundamental research, sector diversification and cash flow-based approach that has earned recognition for two other Funds supported by the team: the TCW Small Cap Growth Fund and the TCW Growth Equities Fund.

On December 14, 2010, we launched a new TCW
Emerging Markets Local Currency Income Fund. It invests in emerging markets sovereign and corporate bonds denominated in local currencies. The Fund is managed by Dave Robbins and Penny Foley who also manage the TCW Emerging Markets Income Fund, and applies the same top-down / bottom-up research process to identify investment opportunities. The Fund is expected to own bonds across 10 to 25 emerging markets countries and will hedge currencies on an opportunistic basis.

In the first quarter of 2011, we launched the TCW International Small Cap Fund managed by Rohit Sah, a veteran portfolio manager who recently joined TCW from the
Oppenheimer Funds where he previously managed the Oppenheimer International Small Company Fund. He has been successful in consistently delivering top performance and building a reputation for finding high growth companies in economies around the world. Rohit was nominated for Morningstar’s International Stock Manager of the Year Award in 2010 and has been named to Barron’s annual rankings of “Top 100 Managers” four times. The TCW International Small Cap Fund invests in small cap companies located outside of the United States, an exciting and promising asset class.

On April 1, 2011, we launched the TCW Enhanced
Commodity Strategy Fund. The Fund’s objective will be to get commodity exposure on an asset-weighted basis that replicates the commodity weights of the Dow Jones UBS Commodity Index. The portfolio managers include Claude Erb, who was awarded the prestigious Graham & Dodd Award of Excellence in 2006 for co-authoring a paper titled “The Strategic and Tactical Value of Commodity Futures,” and Steve Kane, who is part of the current investment teams that manage the TCW Core Fixed Income Fund and the TCW Short
Term Bond Fund.

Finally, we announced a soft close of the TCW Small Cap Growth Fund effective April 30, 2011. The closure is consistent with
TCW’s commitment to existing shareholders and is intended to limit the size of the Fund to ensure that it can continue to be managed effectively so as to protect our ability to provide superior performance returns for our clients. Note that existing individual shareholders and 401(k) participants can continue to purchase new shares of the Fund.

Recognition

In March, four TCW Funds were named as winners of Lipper Fund Awards for 2011 for their outstanding long-term performance. The winning funds were the TCW Core Fixed
Income Fund, the TCW Emerging Markets Income Fund, the TCW Small Cap Growth Fund, and the TCW Total Return Bond Fund.

Four of our Funds received the
highest overall five-star Morningstar rating at the end of April 2011. They are the TCW Total Return Bond Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, and the TCW Global Conservative Allocation Fund. Additionally, the
TCW Short Term Bond Fund, the TCW Growth Fund, and the TCW Select Equities Fund were awarded an overall four stars by Morningstar at the end of April 2011.

Matthew K. Fong

It is with deep sadness that I inform you that Matt, a director of the Funds since 1999, passed away after a courageous battle with cancer. Matt will be remembered for his significant counsel and guidance as well as his protection of shareholder interests and contributions to the progress of the Funds. In addition to being a director,
Matt served the nation as an Air Force officer, elected official, attorney, business leader, educator and humanitarian. Matt will be missed.

Conclusion

During these challenging times in the capital
markets, the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. The TCW Funds provide our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board of Directors and everyone at TCW, I would like to thank you for your continued support. As always we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, I invite you to visit our website at www.tcw.com, or call our shareholder services department at (800) FUND TCW (800-386-3829).

Sincerely,

Charles W. Baldiswieler

President,
Chief Executive Officer and Director

TCW Funds, Inc. Performance Summary (Unaudited)

April 30, 2011

Total Return Annualized As of April 30, 2011 (1)

NAV

1-Year

5-Year

10-Year

Since Inception

Inception Date

TCW Money Market Fund

I Class

$
1.00

0.15
%

2.25
%

2.12
%

4.09
%

07/14/88

TCW Core Fixed Income Fund

I Class

$
10.72

8.16
%

8.77
%

7.18
%

6.99
% (2)

01/01/90
(3)

N Class

$
10.74

7.74
%

8.46
%

6.89
%

6.37
%

03/01/99

TCW Emerging Markets Income Fund

I Class

$
8.90

15.57
%

12.10
%

13.95
%

11.63
% (2)

09/04/96
(3)

N Class

$
11.42

15.31
%

11.93
%

N/A

11.30
%

03/01/04

TCW Emerging Markets Local Currency Income Fund

I Class

$
10.59

N/A

N/A

N/A

8.72
% (4)

12/15/10

N Class

$
10.59

N/A

N/A

N/A

8.72
% (4)

12/15/10

TCW High Yield Fund

I Class

$
6.57

12.87
%

7.80
%

7.49
%

7.98
% (2)

02/01/89
(3)

N Class

$
6.61

12.56
%

7.51
%

7.17
%

5.73
%

03/01/99

TCW Short Term Bond Fund

I Class

$
8.88

3.45
%

3.26
%

2.95
%

4.92
% (2)

02/01/90
(3)

TCW Total Return Bond Fund

I Class

$
9.94

9.00
%

9.18
%

7.50
%

7.28
%

06/17/93

N Class

$
10.28

8.69
%

8.84
%

7.19
%

7.04
%

03/01/99

TCW Enhanced Commodity Strategy Fund

I Class

$
10.42

N/A

N/A

N/A

4.10
% (4)

04/01/11

N Class

$
10.42

N/A

N/A

N/A

4.20
% (4)

04/01/11

(1)
Past performance is not indicative of future performance.

(2)
Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds’ registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)
Inception date of predecessor limited partnership.

(4)
Cumulative return from Inception Date through April 30, 2011.

TCW Money Market Fund

Schedule of Investments (Unaudited)
April 30, 2011

Principal Amount

Short-Term Investments

Value (1)

Commercial Paper (5.8% of Net Assets)

$
500,000

Barclays Bank PLC, 0.673%, due 02/17/12 (2)

$
500,660

800,000

Barclays Bank PLC, 1.409%, due 12/16/11 (2)

803,310

1,400,000

Ciesco LLC, (144A), 0.386%, due 07/06/11 (3)

1,399,025

1,200,000

Morgan Stanley, 0.539%, due 01/09/12 (2)

1,200,000

1,010,000

Standard Chartered Bank, 0.714%, due 11/16/11 (2)

1,009,447

1,400,000

Union Bank N.A., 0.355%, due 07/11/11

1,399,033

Total Commercial Paper (Cost: $6,311,475)

6,311,475

Corporate Bonds (39.7%)

1,000,000

Abbott Laboratories, 5.6%, due 05/15/11

1,002,086

1,200,000

AT&T Mobility LLC, 6.5%, due 12/15/11

1,244,541

1,470,000

BB&T Corp., 3.1%, due 07/28/11

1,478,406

1,400,000

Berkshire Hathaway, Inc., 0.492%, due 02/10/12 (2)

1,401,898

1,400,000

BNP Paribas, 0.44%, due 07/29/11

1,400,000

653,000

Brown-Forman Corp., 5.2%, due 04/01/12

680,314

631,000

Caterpillar Financial Services Corp., 5.125%, due 10/12/11

643,780

1,500,000

Cellco Partnership/Verizon Wireless Capital LLC, 2.913%, due 05/20/11 (2)

1,501,947

1,300,000

Credit Suisse (USA), Inc., 6.125%, due 11/15/11

1,339,158

1,400,000

Deutsche Bank AG, 0.35%, due 10/28/11 (2)

1,400,000

1,700,000

Federal Home Loan Bank, 0.19%, due 05/27/11 (2)

1,699,950

1,500,000

Federal Home Loan Bank, 0.25%, due 06/13/11 (2)

1,500,000

1,300,000

Federal Home Loan Bank, 0.43%, due 02/22/12

1,300,000

6,000,000

Federal Home Loan Mortgage Corp., 0.23%, due 11/07/11 (2)

5,999,369

1,400,000

Goldman Sachs Group, Inc. (The), 0.49%, due 02/06/12 (2)

1,399,031

1,000,000

Hewlett-Packard Co., 2.25%, due 05/27/11

1,001,381

993,000

John Deere Capital Corp., 5.35%, due 01/17/12

1,027,353

1,300,000

JPMorgan Chase & Co., 4.5%, due 01/15/12

1,336,318

1,500,000

Merrill Lynch & Co., Inc., 0.504%, due 11/01/11 (2)

1,498,245

1,200,000

Metropolitan Life Global Funding I, (144A), 5.75%, due 07/25/11 (3)

1,214,808

700,000

National Australia Bank, Ltd., (144A), 5.55%, due 06/15/11 (3)

704,391

1,200,000

National Rural Utilities Cooperative Finance Corp., 7.25%, due 03/01/12

1,266,383

1,204,000

PACCAR, Inc., 6.375%, due 02/15/12

1,258,831

1,550,000

PNC Funding Corp., 0.412%, due 01/31/12 (2)

1,550,475

1,000,000

Pricoa Global Funding I, (144A), 5.625%, due 05/24/11 (3)

1,003,261

1,500,000

Shell International Finance BV, 5.625%, due 06/27/11

1,512,090

1,200,000

Siemens Financieringsmaatschappij NV, (144A), 5.5%, due 02/16/12 (3)

1,247,094

1,400,000

UBS AG of Stamford, 1.557%, due 09/29/11 (2)

1,405,273

1,200,000

Walt Disney Co. (The), 5.7%, due 07/15/11

1,213,033

1,400,000

Washington Mutual Finance Corp., 6.875%, due 05/15/11

1,403,375

1,000,000

Wells Fargo & Co., 5.3%, due 08/26/11

1,015,757

Total Corporate Bonds (Cost: $43,648,548)

43,648,548

Municipal Bonds (3.9%)

500,000

New Jersey Economic Development Authority, Revenue Bond, 7.25%, due 11/15/21 (Pre-refunded maturity date 11/15/11) (4)

530,798

1,000,000

Southcentral Pennsylvania General Authority, Revenue Bond, 5.625%, due 05/15/26 (Pre-refunded maturity date 05/15/11) (4)

1,011,975

See accompanying notes to financial statements.

TCW Money Market Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Short-Term Investments

Value (1)

Municipal Bonds (Continued)

$
750,000

State of California, Revenue Note, SP-1, 3%, due 06/28/11

$
751,603

1,500,000

State of Illinois, General Obligation, 3.55%, due 06/01/11

1,502,830

500,000

State of Michigan, Certificate Participation, 5.375%, due 09/01/20 (Pre-refunded maturity date 09/01/11) (4)

513,811

Total Municipal Bonds (Cost: $4,311,017)

4,311,017

Number of Shares

Money Market Investments (14.2%)

4,000,000

BlackRock Provident Institutional Fund, 0.1%

4,000,000

5,511,781

Dreyfus Institutional Cash Advantage Fund, 0.13%

5,511,781

6,120,649

Fidelity Institutional Money Market Fund, 0.13%

6,120,649

Total Money Market Investments (Cost: $15,632,430)

15,632,430

Principal Amount

Repurchase Agreements (36.0%)

$
17,522,000

  Deutsche Bank LLC, 0.03%, due 05/02/11 (collateralized by $17,676,000 Federal Home Loan Discount Notes, 2.15%-4%, due 10/28/13-07/13/20,
valued at $17,873,030) (Total Amount to be Received Upon Repurchase $17,522,044)

17,522,000

22,000,000

  Goldman Sachs Group, Inc., 0.04%, due 05/02/11 (collateralized by $22,229,000 Federal Farm Credit Bank, 1.13%, due 12/15/11, valued at
$22,440,342) (Total Amount to be Received Upon Repurchase $22,000,073)

22,000,000

1,180

  State Street Bank & Trust Company, 0.01%, due 05/02/11, (collateralized by $5,000, U.S. Treasury Note, 3.125%, due 04/30/17, valued at $5,362) (Total Amount to be Received Upon Repurchase $1,180)

1,180

Total Repurchase Agreements (Cost: $39,523,180)

39,523,180

Total Short-Term Investments (Cost: $109,426,650) (99.6%)

109,426,650

Total Investments (Cost: $109,426,650) (99.6%)

109,426,650

Excess of Other Assets over Liabilities (0.4%)

423,688

Net Assets (100.0%)

$
109,850,338

Notes to the Schedule of Investments:

(1)
Amortized Cost (See Note 2 under “Security Valuation”).

(2)
Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2011.

(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $5,568,579 or 5.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(4)
The maturity dates shown are the stated maturity date and the scheduled maturity date, respectively. The scheduled maturity date is earlier than the stated maturity date due to the pre-determined call-date.

See accompanying
notes to financial statements.

TCW Money Market Fund

Investments by Industry (Unaudited)
April 30, 2011

Industry

Percentage of Net Assets

Auto Manufacturers

1.1
%

Banks

15.7

Computers

0.9

Diversified Financial Services

7.9

Insurance

3.3

Investment Companies

14.2

Media

1.1

Miscellaneous Manufacturers

1.1

Municipal Bonds

3.9

Oil & Gas

1.4

Pharmaceuticals

0.9

  Repurchase Agreements
(1)

36.0

Telecommunications

2.5

U.S. Government & Agency

9.6

Total

99.6
%

(1)
Collateralized by U.S. Government Agency securities.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Principal Amount

Fixed Income Securities

Value

Corporate Bonds

Agriculture (0.2% of Net Assets)

$
425,000

Altria Group, Inc., 8.5%, due 11/10/13

$
496,721

Airlines (0.8%)

77,558

Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)

83,569

1,000,000

Delta Air Lines, Inc. Pass-Through Certificates, (10-2A), 4.95%, due 11/23/19 (EETC)

997,500

627,813

Northwest Airlines Pass-Through Trust, (01-1-A1), 7.041%, due 04/01/22 (EETC)

659,204

750,000

US Airways Pass-Through Trust, (10-1A), 6.25%, due 04/22/23 (EETC)

735,000

Total Airlines

2,475,273

Auto Manufacturers (0.1%)

350,000

Daimler Finance North America LLC, 6.5%, due 11/15/13

391,449

Banks (5.3%)

1,100,000

Bank of America Corp., 5.65%, due 05/01/18

1,171,554

775,000

Bank of America Corp., 5.875%, due 01/05/21

828,531

800,000

Bank of America N.A., 6.1%, due 06/15/17

870,754

475,000

Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12

504,498

250,000

Barclays Bank PLC, 5%, due 09/22/16

269,029

425,000

Citigroup, Inc., 6%, due 08/15/17

468,571

275,000

Citigroup, Inc., 6.125%, due 05/15/18

303,663

550,000

Citigroup, Inc., 8.125%, due 07/15/39

707,932

725,000

Citigroup, Inc., 8.5%, due 05/22/19

903,335

475,000

Credit Suisse New York, 5.5%, due 05/01/14

525,626

500,000

Discover Bank/Greenwood DE, 7%, due 04/15/20

560,849

475,000

First Chicago NBD Institutional Capital I, 0.854%, due 02/01/27 (1)

406,306

500,000

Goldman Sachs Group, Inc. (The), 1.31%, due 02/07/14 (1)

501,380

50,000

Goldman Sachs Group, Inc. (The), 6%, due 06/15/20

54,367

1,550,000

Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18

1,714,610

250,000

Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19

295,248

500,000

JPMorgan Chase Bank N.A., 5.875%, due 06/13/16

559,207

475,000

JPMorgan Chase Bank N.A., 6%, due 10/01/17

529,834

125,000

Korea Development Bank (South Korea), 5.3%, due 01/17/13

132,078

150,000

Korea Development Bank (South Korea), 8%, due 01/23/14

172,283

850,000

Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)

877,463

600,000

Morgan Stanley, 3.8%, due 04/29/16

602,210

575,000

Morgan Stanley, 5.45%, due 01/09/17

614,298

975,000

Morgan Stanley, 6.625%, due 04/01/18

1,088,472

375,000

Morgan Stanley, 7.3%, due 05/13/19

430,220

450,000

Royal Bank of Scotland PLC (The) (Great Britain), 3.95%, due 09/21/15

457,625

325,000

Royal Bank of Scotland PLC (The) (Great Britain), 4.875%, due 03/16/15

343,125

375,000

US Bank N.A., 6.3%, due 02/04/14

418,365

250,000

Wachovia Corp., 5.5%, due 05/01/13

270,454

550,000

Westpac Banking Corp., 2.1%, due 08/02/13

557,947

Total Banks

17,139,834

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Beverages (0.1%)

$
210,000

Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14

$
244,514

Chemicals (0.1%)

350,000

Rohm and Haas Co., 6%, due 09/15/17

391,923

Diversified Financial Services (2.7%)

566,754

Alta Wind Holdings LLC, (144A), 7%, due 06/30/35(2)

606,059

350,000

American Express Co., 7.25%, due 05/20/14

401,225

900,000

Barnett Capital III, 0.929%, due 02/01/27 (1)

730,258

2,225,000

General Electric Capital Corp., 0.793%, due 08/15/36 (1)

1,791,619

1,250,000

General Electric Capital Corp., 4.375%, due 09/16/20

1,234,853

250,000

General Electric Capital Corp., 4.8%, due 05/01/13

266,610

250,000

General Electric Capital Corp., 5.5%, due 01/08/20

267,886

375,000

General Electric Capital Corp., 6.875%, due 01/10/39

430,185

750,000

International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)

796,875

125,000

John Deere Capital Corp., 4.9%, due 09/09/13

135,888

475,000

JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18

558,098

175,000

JPMorgan Chase Capital XXVII, 7%, due 11/01/39

182,344

250,000

Korea Development Bank (South Korea), 5.75%, due 09/10/13

270,997

125,000

National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18

171,789

1,000,000

Prudential Financial, Inc., 4.5%, due 11/15/20

992,667

Total Diversified Financial Services

8,837,353

Electric (0.6%)

875,000

Exelon Generation Co. LLC, 5.75%, due 10/01/41

827,007

300,000

Hydro-Quebec (Canada), 6.3%, due 05/11/11

300,360

400,000

NiSource Finance Corp., 6.8%, due 01/15/19

465,462

1,000

PNM Resources, Inc., 9.25%, due 05/15/15

1,124

145,000

Public Service Co. of New Mexico, 7.95%, due 05/15/18

164,153

250,000

Southern Power Co., 4.875%, due 07/15/15

270,395

Total Electric

2,028,501

Environmental Control (0.0%)

50,000

Waste Management, Inc., 7%, due 07/15/28

59,193

Food (0.3%)

176,000

General Mills, Inc., 6%, due 02/15/12

183,583

275,000

Kraft Foods, Inc., 5.375%, due 02/10/20

297,103

125,000

Kroger Co., 5.5%, due 02/01/13

133,818

75,000

Kroger Co., 6.2%, due 06/15/12

79,407

50,000

Kroger Co., 7.5%, due 01/15/14

57,115

250,000

Safeway, Inc., 5.8%, due 08/15/12

264,778

Total Food

1,015,804

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Gas (0.1%)

$
350,000

Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)

$
425,618

Healthcare-Products (0.5%)

1,200,000

Boston Scientific Corp., 6%, due 01/15/20

1,296,000

250,000

Covidien International Finance SA (Ireland), 6%, due 10/15/17

288,777

Total Healthhcare-Products

1,584,777

Healthcare-Services (0.4%)

850,000

UnitedHealth Group, Inc., 3.875%, due 10/15/20

825,038

250,000

WellPoint, Inc., 5.25%, due 01/15/16

276,677

175,000

WellPoint, Inc., 5.875%, due 06/15/17

200,248

Total Healthcare-Services

1,301,963

Insurance (0.7%)

425,000

Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15

466,541

225,000

Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (2)

231,679

875,000

Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)

885,728

300,000

MetLife, Inc., 5.7%, due 06/15/35

305,520

375,000

Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (2)

457,602

Total Insurance

2,347,070

Iron & Steel (0.1%)

280,000

ArcelorMittal, 9%, due 02/15/15

336,284

Media (0.6%)

2,000

CMP Susquehanna Corp., 3.267%, due 05/15/14 (1)

1,508

250,000

Comcast Corp., 5.3%, due 01/15/14

273,770

750,000

NBC Universal, Inc., (144A), 4.375%, due 04/01/21(2)

732,842

200,000

NBC Universal, Inc., (144A), 5.15%, due 04/30/20 (2)

208,539

175,000

News America, Inc., 6.15%, due 03/01/37

178,629

150,000

News America, Inc., 6.4%, due 12/15/35

156,853

150,000

Time Warner Cable, Inc., 6.2%, due 07/01/13

165,157

75,000

Time Warner Cable, Inc., 7.5%, due 04/01/14

86,530

225,000

Time Warner Entertainment Co., LP, 8.375%, due 07/15/33

285,491

Total Media

2,089,319

Mining (0.2%)

400,000

Southern Copper Corp., 6.75%, due 04/16/40

396,116

300,000

Southern Copper Corp., 7.5%, due 07/27/35

315,924

Total Mining

712,040

Office/Business Equipment (0.1%)

400,000

Xerox Corp., 5.5%, due 05/15/12

418,681

Oil & Gas (0.2%)

250,000

Anadarko Petroleum Corp., 5.95%, due 09/15/16

278,693

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Oil & Gas (Continued)

$
50,000

Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40

$
52,709

300,000

Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19

354,000

Total Oil & Gas

685,402

Pharmaceuticals (0.3%)

250,000

Abbott Laboratories, 5.6%, due 11/30/17

286,126

250,000

Eli Lilly & Co., 5.2%, due 03/15/17

280,531

50,000

McKesson Corp., 6.5%, due 02/15/14

56,302

200,000

McKesson HBOC, Inc., 5.7%, due 03/01/17

225,936

Total Pharmaceuticals

848,895

Pipelines (1.6%)

460,000

CenterPoint Energy Resources Corp., 6.15%, due 05/01/16

523,049

375,000

El Paso Pipeline Partners Operating Co. LLC, 6.5%, due 04/01/20

416,719

675,000

Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18

785,559

825,000

Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19

979,610

300,000

Spectra Energy Capital LLC, 7.5%, due 09/15/38

361,460

1,035,000

Tennessee Gas Pipeline Co., 8%, due 02/01/16

1,247,580

375,000

TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40

401,718

278,000

Williams Cos., Inc. (The), 7.875%, due 09/01/21

352,218

Total Pipelines

5,067,913

Real Estate (0.6%)

850,000

Post Apartment Homes, LP, 4.75%, due 10/15/17

849,300

865,000

  WEA Finance LLC/WT Finance Australia Pty, Ltd., (144A), 5.75%,
due 09/02/15 (2)

959,532

Total Real Estate

1,808,832

REITS (2.0%)

1,000,000

HCP, Inc., 6%, due 01/30/17

1,101,138

715,000

HCP, Inc., 6.3%, due 09/15/16

800,937

200,000

HCP, Inc., 6.7%, due 01/30/18

226,741

1,200,000

Health Care REIT, Inc., 4.7%, due 09/15/17

1,223,419

300,000

Health Care REIT, Inc., 6.125%, due 04/15/20

322,339

500,000

Healthcare Realty Trust, Inc., 5.75%, due 01/15/21

516,225

350,000

Healthcare Realty Trust, Inc., 6.5%, due 01/17/17

391,651

1,000,000

Kimco Realty Corp., 5.19%, due 10/01/13

1,073,034

300,000

Liberty Property LP, 5.125%, due 03/02/15

324,539

200,000

UDR, Inc., 5.13%, due 01/15/14

211,106

150,000

UDR, Inc., 5.25%, due 01/15/15

159,228

Total REITS

6,350,357

Retail (0.1%)

150,000

CVS Caremark Corp., 6.6%, due 03/15/19

173,937

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Telecommunications (0.5%)

$
369,000

AT&T, Inc., (144A), 5.35%, due 09/01/40 (2)

$
342,913

375,000

Qwest Corp., 7.875%, due 09/01/11

383,437

575,000

Telecom Italia Capital S.A. (Italy), 7.175%, due 06/18/19

651,630

125,000

Verizon Communications, Inc., 6.25%, due 04/01/37

131,848

Total Telecommunications

1,509,828

Total Corporate Bonds (Cost: $55,880,645) (18.2%)

58,741,481

Municipal Bonds (2.5%)

1,300,000

Bay Area Toll Authority, California Toll Bridge Revenue, 6.263%, due 04/01/49

1,366,781

325,000

California State, Build America Bonds, 6.65%, due 03/01/22

355,128

1,300,000

California State, Build America Bonds, 7.6%, due 11/01/40

1,485,328

405,000

Illinois State General Obligation, 5.665%, due 03/01/18

422,115

250,000

Illinois State, Build America Bonds, 4.421%, due 01/01/15

255,933

1,000,000

Los Angeles City Department of Water & Power, Revenue Bonds, 6.574%, due 07/01/45

1,071,550

850,000

New Jersey State Turnpike Authority, Revenue Bonds, 7.102%, due 01/01/41

955,731

500,000

New York City Municipal Water Finance Authority, Water & Sewer Revenue, 6.011%, due 06/15/42

537,875

730,000

New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31

722,941

1,000,000

North Texas Tollway Authority Revenue, Revenue Bonds, 6.718%, due 01/01/49

1,065,410

Total Municipal Bonds (Cost: $7,707,969)

8,238,792

Sovereign (0.3%)

200,000

Province of Manitoba (Canada), 4.9%, due 12/06/16

225,574

625,000

Republic of Poland, 6.25%, due 07/03/12

662,500

250,000

State of Israel, 4.625%, due 06/15/13

263,375

Total Sovereign

1,151,449

Asset-Backed Securities (1.3%)

785,764

Countrywide Asset-Backed Certificates (05-4-MV1), 0.672%, due 10/25/35 (1)

761,926

1,445,255

Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.582%, due 07/25/35 (1)

1,397,223

1,204,910

Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.127%, due 07/25/34 (1)

1,031,616

2,850,000

Option One Mortgage Loan Trust (07-1-2A3), 0.352%, due 01/25/37 (1)

1,204,439

Total Asset-Backed Securities (Cost: $4,268,927)

4,395,204

Collateralized Mortgage Obligations (24.7%)

1,470,414

Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43

1,500,674

1,135,000

Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43

1,206,005

1,625,000

Banc of America Commercial Mortgage, Inc. (05-5-A4), 5.115%, due 10/10/45

1,760,269

2,197,833

Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.442%, due 12/25/36 (1)(2)

1,712,816

2,345,000

  Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.295%, due 10/12/42
(1)

2,566,006

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Collateralized Mortgage Obligations (Continued)

$
2,685,000

Bear Stearns Commercial Mortgage Securities (07-T26-AAB), 5.429%, due 01/12/45

$
2,889,516

1,036,132

Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35

868,311

39,789

Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34

40,005

1,503,709

  Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.712%, due 07/25/37
(1)

922,063

597,917

Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33

608,400

151,665

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33

153,928

333,700

Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39

356,932

981,443

Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32 (3)

1,106,459

957,897

Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30

1,001,208

2,042,468

Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC) (3)

2,145,279

384,142

Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19

385,788

2,100,000

Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)

2,288,928

1,328,015

  Federal Home Loan Mortgage Corp. (3315-S), 6.191%, due
05/15/37 (I/O) (I/F) (1)

163,062

1,228,481

Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37

1,310,649

4,772,907

  Federal Home Loan Mortgage Corp. (3380-SM), 6.191%, due 10/15/37 (I/O) (I/F)
(1)

625,885

6,786,142

Federal Home Loan Mortgage Corp. (3578-DI), 6.431%, due 04/15/36 (I/O) (I/F) (3)

991,112

752,979

  Federal National Mortgage Association (01-14-SH), 10.797%, due
03/25/30 (I/F) (1)

1,190,975

87,250

Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33

90,048

2,000,000

Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)

2,172,500

797,059

Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25

843,016

1,815,446

Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35

1,820,667

37,055

Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37

37,053

1,859,819

  Federal National Mortgage Association (08-12-SE), 6.187%, due 01/25/33 (I/O) (I/F)
(1)

121,932

2,172,069

  Federal National Mortgage Association (08-30-SA), 6.637%, due 04/25/38 (I/O) (I/F)
(1)

254,267

2,195,703

  Federal National Mortgage Association (08-62-SN), 5.987%, due 07/25/38 (I/O) (I/F)
(1)

161,918

1,619,143

Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39

1,805,545

4,000,000

Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29

3,997,286

947,741

  Federal National Mortgage Association (09-68-SA), 6.537%, due 09/25/39 (I/O) (I/F)
(1)

117,950

1,293,063

GMAC Commercial Mortgage Securities, Inc. (02-C1-A2), 6.278%, due 11/15/39

1,310,242

1,306,331

GMAC Commercial Mortgage Securities, Inc. (03-C2-A1), 4.576%, due 05/10/40

1,358,191

1,354,639

Government National Mortgage Association (05-25-Z), 5%, due 03/16/35

1,415,947

2,577,527

  Government National Mortgage Association (08-27-SI), 6.257%, due 03/20/38 (I/O) (I/F)
(1)

306,734

10,693,070

  Government National Mortgage Association (08-81-S), 5.987%, due 09/20/38 (I/O) (I/F)
(1)

1,272,308

2,395,074

Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.306%, due 03/25/36 (1)

1,685,214

1,500,000

Greenwich Capital Commercial Funding Corp. (03-C1-A4), 4.111%, due 07/05/35

1,557,164

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Collateralized Mortgage Obligations (Continued)

$
830,000

Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 6.077%, due 07/10/38 (1)

$
920,704

1,835,000

Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39

1,995,100

1,310,574

JP Morgan Chase Commercial Mortgage Securities Corp. (01-CIB3-A3), 6.465%, due 11/15/35

1,324,468

1,500,000

JP Morgan Chase Commercial Mortgage Securities Corp. (02-C1-A3), 5.376%, due 07/12/37

1,550,047

1,485,000

Morgan Stanley Capital I (05-T19-A4A), 4.89%, due 06/12/47

1,605,922

1,305,000

Morgan Stanley Capital I (06-T23-A4), 5.978%, due 08/12/41

1,459,306

1,080,000

Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (1)

1,189,297

1,016,741

Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.651%, due 04/25/34 (1)

1,037,112

3,315,896

NCUA Guaranteed Note (10-R2-1A), 0.609%, due 11/06/17 (1)

3,316,924

1,760,899

NCUA Guaranteed Note (10-R2-2A), 0.709%, due 11/05/20 (1)

1,757,873

1,584,127

NCUA Guaranteed Note (10-R3-1A), 0.799%, due 12/08/20 (1)

1,592,048

1,333,807

NCUA Guaranteed Note (10-R3-2A), 0.859%, due 12/08/20 (1)

1,340,685

2,157,852

NCUA Guaranteed Note (11-C1-2A), 0.769%, due 03/09/21

2,157,852

2,265,648

NCUA Guaranteed Note (11-R1-1A), 0.689%, due 01/08/20 (1)

2,268,480

2,154,712

NCUA Guaranteed Note (11-R2-1A), 0.606%, due 02/06/20

2,154,712

3,317,611

NCUA Guaranteed Notes (10-R1-1A), 0.71%, due 10/07/20 (1)

3,321,758

1,410,000

Nomura Asset Securities Corp. (98-D6-A3), 7.483%, due 03/15/30 (1)

1,541,683

1,647,522

Structured Asset Securities Corp. (03-34A-5A4), 2.544%, due 11/25/33 (1)

1,620,404

705,239

Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37

566,125

1,667,336

Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.547%, due 12/27/46 (1)(2)

839,100

Total Collateralized Mortgage Obligations (Cost: $76,184,461)

79,681,852

U.S. Government Agency Obligations (36.6%)

3,250,000

Federal Farm Credit Bank, 0.19%, due 08/08/12 (1)

3,250,143

3,250,000

Federal Farm Credit Bank, 0.19%, due 08/20/12 (1)

3,250,065

2,095,000

Federal Home Loan Bank, 0.27%, due 06/15/11 (1)(3)

2,095,404

3,125,000

Federal Home Loan Banks, 0.65%, due 10/18/12

3,125,544

6,480,000

Federal Home Loan Mortgage Corp., 0.23%, due 10/12/12 (1)

6,483,052

3,120,000

Federal Home Loan Mortgage Corp., 0.26%, due 01/24/13 (1)

3,119,453

510,371

Federal Home Loan Mortgage Corp., Pool #1A1127, 6.199%, due 01/01/37 (1)

518,252

5,970,428

Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41

6,141,705

150,159

Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19

161,642

60,988

Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19

65,652

104,839

Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22

113,610

5,915,170

Federal Home Loan Mortgage Corp., Pool #G06257, 4.5%, due 02/01/41

6,113,054

6,149,715

Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41

6,131,789

7,575,000

Federal Home Loan Mortgage Corp. TBA, 3.5% (4)

7,672,051

3,315,000

Federal National Mortgage Association, 0.245%, due 10/18/12 (1)(3)

3,315,008

6,600,000

Federal National Mortgage Association, 0.29%, due 11/23/12 (1)

6,608,936

3,260,000

Federal National Mortgage Association, 0.29%, due 12/03/12 (1)(3)

3,264,434

2,950,000

Federal National Mortgage Association, 0.4%, due 02/01/13

2,954,286

3,225,000

Federal National Mortgage Association, 0.625%, due 04/14/14

3,230,731

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

U.S. Government Agency Obligations (Continued)

$
735,000

Federal National Mortgage Association, 1.5%, due 08/26/14

$
734,279

2,090,000

Federal National Mortgage Association, 2%, due 04/19/13 (3)

2,107,317

130,956

Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23

142,840

96,644

Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31

108,071

578,479

Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19

610,208

429,116

Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33

453,941

311,364

Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33

335,777

2,720,497

Federal National Mortgage Association, Pool #995152, 5.5%, due 01/01/21

2,948,833

4,535,305

Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26 (4)

4,599,437

6,347,062

Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39

6,353,756

1,529,966

Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20

1,509,225

4,541,929

Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26 (4)

4,608,994

1,554,930

Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20

1,525,363

1,555,184

Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20

1,547,764

859,185

Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21

887,474

4,645,000

Federal National Mortgage Association TBA, 3.5% (4)

4,701,974

10,700,000

Federal National Mortgage Association TBA, 4% (4)

10,649,844

338,586

Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33

356,922

984,856

Government National Mortgage Association, Pool #782114, 5%, due 09/15/36

1,058,786

5,385,000

Government National Mortgage Association TBA, 4% (4)

5,455,678

Total U.S. Government Agency Obligations (Cost: $117,335,604)

118,311,294

U.S. Treasury Bonds (1.2%)

540,000

U.S. Treasury Bond, 4.375%, due 05/15/40

536,625

2,993,372

U.S. Treasury Inflation Indexed Bond, 2%, due 01/15/16 (5)

3,365,439

Total U.S. Treasury Bonds (Cost: $3,850,581)

3,902,064

U.S. Treasury Notes (12.7%)

7,725,000

U.S. Treasury Note, 2.125%, due 02/29/16

7,805,873

30,360,000

U.S. Treasury Note, 2.25%, due 03/31/16

30,805,988

2,275,000

U.S. Treasury Note, 3.5%, due 05/15/20

2,334,901

Total U.S. Treasury Notes (Cost: $40,486,963)

40,946,762

Total Fixed Income Securities (Cost: $306,805,937) (97.5%)

315,368,898

Number of Shares

Money Market Investments

9,720,000

Dreyfus Institutional Cash Advantage Fund, 0.13%

9,720,000

3,940,000

Fidelity Institutional Money Market Fund, 0.13%

3,940,000

2,180,000

BlackRock Provident Institutional Fund, 0.1%

2,180,000

Total Money Market Investments (Cost: $15,840,000) (4.9%)

15,840,000

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Short-Term Investments

Value

$
523,894

Repurchase Agreement (Cost: $523,894) (0.2%)

State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $535,000, U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $534,994) (Total Amount to be Received
Upon Repurchase $523,894)

$
523,894

Commercial Paper (1.8%)

Banks (1.8%)

2,735,000

Barclays U.S. Funding LLC, 0.23%, due 07/08/11

2,733,883

2,970,000

Deutsche Bank Financial LLC, 0.23%, due 05/25/11

2,969,545

Total Commercial Paper (Cost: $5,703,356)

5,703,428

Total Short-Term Investments (Cost: $6,227,322) (2.0%)

6,227,322

Total Investments (Cost: $328,873,187) (104.4%)

337,436,220

Liabilities in Excess of Other Assets (-4.4%)

(14,364,605
)

Net Assets (100.0%)

$
323,071,615

Notes to the Schedule of Investments:

EETC -
Enhanced Equipment Trust Certificate.

I/F -
Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O -
Interest Only Security.

PAC -
Planned Amortization Class.

REIT -
Real Estate Investment Trust.

TAC -
Target Amortization Class.

(1)

Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2011.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $9,076,766 or 2.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)

All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

(4)

Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)

Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)
April 30, 2011

Industry

Percentage of Net Assets

Agriculture

0.2
%

Airlines

0.8

Asset-Backed Securities

1.3

Auto Manufacturers

0.1

Banks

5.3

Beverages

0.1

Chemicals

0.1

Diversified Financial Services

2.7

Electric

0.6

Environmental Control

0.0

*

Food

0.3

Gas

0.1

Healthcare-Products

0.5

Healthcare-Services

0.4

Insurance

0.7

Iron & Steel

0.1

Media

0.6

Mining

0.2

Municipal Bonds

2.5

Office/Business Equip

0.1

Oil & Gas

0.2

Pharmaceuticals

0.3

Pipelines

1.6

Private Mortgage-Backed Securities

16.7

Real Estate

0.6

REITS

2.0

Retail

0.1

Sovereign

0.3

Telecommunications

0.5

U.S. Government Agency Obligations

44.6

U.S. Government Obligations

13.9

Short-Term Investments

6.9

Total

104.4
%

*
Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)

Principal Amount

Fixed Income Securities

Value

Argentina (6.1%)

$
19,000,000

Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., (144A), 9.25%, due 04/15/19 (1)

$
19,451,250

18,149,000

Provincia de Buenos Aires, (144A), 10.875%, due 01/26/21 (1)

17,264,236

15,925,000

Provincia de Buenos Aires, (144A), 11.75%, due 10/05/15 (1)

16,780,969

19,110,000

Provincia de Cordoba, (144A), 12.375%, due 08/17/17 (1)

20,017,725

194,494,000

Repulic of Argentina, 0%, due 12/15/35 (2)

33,355,721

11,000,000

WPE International Cooperatief UA, (144A), 10.375%, due 09/30/20 (1)

11,660,000

8,666,000

WPE International Cooperatief UA, (Reg S), 10.375%, due 09/30/20

9,185,960

Total Argentina (Cost: $117,542,078)

127,715,861

Australia (Cost: $20,002,943) (1.0%)

20,000,000

Consolidated Minerals, Ltd., (144A), 8.875%, due 05/01/16 (1)

20,300,000

Belarus (Cost: $29,839,781) (1.3%)

29,865,000

Republic of Belarus, (Reg. S), 8.75%, due 08/03/15

27,961,106

Brazil (10.5%)

15,300,000

Banco Cruzeiro do Sul S.A., (144A), 8.25%, due 01/20/16 (1)

15,091,535

BRL
4,074,700

Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/14

25,209,526

BRL
32,500,000

Cia de Eletricidade do Estado da Bahia, 1%, due 04/27/16

21,691,457

$
14,220,000

Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15

12,798,000

BRL
12,055,000

European Bank for Reconstruction and Development (The), 9.25%, due 09/10/12

7,824,562

$
28,910,000

General Shopping Finance, Ltd., (144A), 10%, due 11/09/15 (1)

30,066,400

23,697,000

GOL Finance, (144A), 9.25%, due 07/20/20 (1)

25,355,790

19,110,000

Minerva Overseas II, Ltd., (Reg. S), 10.875%, due 11/15/19

21,259,875

20,000,000

Odebrecht Finance, Ltd., (144A), 6%, due 04/05/23 (1)

19,950,000

20,087,000

Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18 (1)

21,643,742

21,500,000

Votorantim Cimentos S.A., (144A), 7.25%, due 04/05/41 (1)

21,196,384

Total Brazil (Cost: $211,579,383)

222,087,271

Chile (Cost: $20,313,287) (1.0%)

CLP
10,169,500,000

Banco Santander Chile, (144A), 6.5%, due 09/22/20 (1)

20,889,162

China (7.5%)

$
13,666,000

China Forestry Holdings, Ltd., (144A), 7.75%, due 11/17/15 (1)

10,932,800

23,206,000

China Oriental Group Co. Ltd., (144A), 7%, due 11/17/17 (1)

23,322,030

CNY
108,660,000

China SCE Property Holdings, Ltd., (144A), 10.5%, due 01/14/16 (1)

15,883,008

$
21,400,000

Country Garden Holdings Co., (144A), 11.125%, due 02/23/18 (1)

22,470,000

19,911,000

Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15

21,181,322

20,853,000

  Hidili Industry International Development, Ltd., (144A), 8.625%, due 11/04/15
(1)

21,139,729

12,153,000

Kaisa Group Holdings, Ltd., (Reg. S), 13.5%, due 04/28/15

12,396,060

19,478,000

Pacnet, Ltd., (144A), 9.25%, due 11/09/15 (1)

19,964,950

10,058,000

Renhe Commercial Holdings Co. Ltd., (Reg. S), 11.75%, due 05/18/15

9,731,517

Total China (Cost: $158,193,003)

157,021,416

See
accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Colombia (1.5%)

COP
23,158,000,000

Emgesa S.A., 8.75%, due 01/25/21

$
13,669,335

COP
30,056,000,000

Empresas Publicas de Medellin, 8.375%, due 02/01/21

17,312,745

Total Colombia (Cost: $28,670,692)

30,982,080

Croatia (Cost: $32,581,021) (1.6%)

$
32,700,000

Croatia Government International Bond, (144A), 6.375%, due 03/24/21 (1)

33,599,250

Dominican Republic (Cost: $19,904,147) (0.9%)

19,035,000

Dominican Republic International Bond, (Reg. S), 7.5%, due 05/06/21

19,929,645

Ghana (0.9%)

GHS
18,130,000

Ghana Government Bond, 13.3%, due 09/30/13

12,393,759

$
5,600,000

Standard Chartered Bank, Credit Linked Note to Republic of Ghana, 15.65%, due 06/03/13

3,971,398

5,000,000

Standard Chartered Bank, Credit Linked Note to Republic of Ghana, 19%, due 01/14/13

3,713,771

Total Ghana (Cost: $20,251,111)

20,078,928

Hungary (2.8%)

12,700,000

Hungary Government International Bond, 6.375%, due 03/29/21

13,227,050

21,300,000

Hungary Government International Bond, 7.625%, due 03/29/41

22,578,000

HUF
4,017,250,000

Hungary Government Bond, 7.5%, due 11/12/20

23,285,672

Total Hungary (Cost: $55,581,428)

59,090,722

India (2.7%)

$
13,411,000

ICICI Bank, Ltd., (Reg. S), 7.25%, due 08/29/49

13,545,110

INR
490,000,000

India Government Bond, 7.99%, due 07/09/17

10,954,113

INR
490,000,000

Power Grid Corp. of India, Ltd., 8.84%, due 10/21/19

10,849,818

$
19,072,000

Vedanta Resources PLC, (Reg. S), 9.5%, due 07/18/18

21,217,600

Total India (Cost: $55,132,596)

56,566,641

Indonesia (1.9%)

17,000,000

Bakrie Telecom Pte, Ltd., (Reg S), 11.5%, due 05/07/15

18,105,000

18,087,000

Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17

20,935,703

Total Indonesia (Cost: $37,670,746)

39,040,703

Ivory Coast (0.4%)

8,381,000

Ivory Coast Government Bond, (144A), 2.5%, due 12/31/32 (1)(3)

4,651,455

5,298,000

Ivory Coast Government Bond, (Reg. S), (144A), 2.5%, due 12/31/32 (1)(3)

2,940,390

Total Ivory Coast (Cost: $8,910,711)

7,591,845

See
accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Kazakhstan (3.8%)

$
67,055,000

BTA Bank JSC, (Reg. S), 1%, due 07/01/20

$
5,029,125

21,000,000

Halyk Savings Bank of Kazakhstan JSC, (144A), 7.25%, due 01/28/21 (1)

21,420,000

21,491,000

Kazkommerts Finance B.V., 8.5%, due 06/13/17

18,697,170

14,416,000

KazMunayGas National Co., (144A), 6.375%, due 04/09/21 (1)

15,028,680

19,026,000

Zhaikmunai Finance B.V., (144A), 10.5%, due 10/19/15 (1)

20,380,651

Total Kazakhstan (Cost: $77,672,885)

80,555,626

Malaysia (1.5%)

MYR
59,490,000

Malaysia Government Bond, 3.835%, due 08/12/15

20,392,778

MYR
32,438,000

Malaysia Government Bond, 4.392%, due 04/15/26

11,088,277

Total Malaysia (Cost: $30,651,888)

31,481,055

Mexico (7.6%)

$
20,000,000

  Bank of New York Mellon S.A. Institucion de Banca Multiple, (144A), 9.625%, due 05/02/21
(1)

20,200,000

21,600,000

BBVA Bancomer S.A., (144A), 6.5%, due 03/10/21 (1)

22,058,957

18,911,000

Cemex Espana Luxembourg, (Reg. S), 9.25%, due 05/12/20

19,383,775

10,058,000

Cemex S.A.B. de C.V., (144A), 9%, due 01/11/18 (1)

10,422,603

15,171,000

Credito Real S.A. de C.V., (144A), 10.25%, due 04/14/15 (1)

16,422,607

24,450,000

Empresas ICA S.A.B. de C.V., (144A), 8.9%, due 02/04/21 (1)

25,428,000

12,437,000

Financiera Independencia S.A.B. de C.V., (144A), 10%, due 03/30/15 (1)

13,525,237

MXN
140,100,000

Grupo Televisa S.A., 8.49%, due 05/11/37

11,147,198

$
4,565,000

Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16 (3)(4)

1,940,125

MXN
225,000,000

Mexican Bonos de Desarrollo del Gobierno Federal, 7.75%, due 12/14/17

20,498,167

Total Mexico (Cost: $154,949,040)

161,026,669

Nigeria (Cost: $17,268,633) (0.9%)

$
17,575,000

Nigeria Government International Bond, (144A), 6.75%, due 01/28/21 (1)

18,190,125

Oman (Cost: $19,546,465) (1.0%)

19,724,000

MBPS Finance Co., (144A), 11.25%, due 11/15/15 (1)

20,148,066

Pakistan (1.8%)

24,940,000

Islamic Republic of Pakistan, (Reg. S), 7.875%, due 03/31/36

18,580,100

19,188,960

Standard Chartered Bank, Credit Linked Note to Islamic Republic of Pakistan, 0%, due 10/06/11

19,140,988

Total Pakistan (Cost: $39,285,855)

37,721,088

Paraguay (Cost: $14,948,504) (0.8%)

14,700,000

Banco Bilbao Vizcaya Argentaria Paraguay S.A., (144A), 9.75%, due 02/11/16 (1)

16,125,713

See
accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Peru (2.9%)

$
16,835,000

Banco Continental, (144A), 7.375%, due 10/07/40 (1)(2)

$
16,708,737

17,635,000

Banco Internacional del Peru SAA, (144A), 5.75%, due 10/07/20 (1)

16,180,113

PEN
25,000,000

Republic of Peru, (Reg. S), 6.9%, due 08/12/37

8,032,903

$
21,000,000

Southern Copper Corp., 6.75%, due 04/16/40

20,796,090

Total Peru (Cost: $62,952,896)

61,717,843

Philippines (1.6%)

13,500,000

Manila Cavite Toll Road Finance Company, (Reg. S), 12%, due 09/15/22

13,736,250

PHP
523,000,000

Philippine Government International Bond, 6.25%, due 01/14/36

11,761,697

PHP
323,000,000

Republic of Philippines, 4.95%, due 01/15/21

7,469,517

Total Philippines (Cost: $32,285,502)

32,967,464

Russia (10.8%)

$
28,582,000

Alfa Bank OJSC, (144A), 7.875%, due 09/25/17 (1)

30,225,465

20,000,000

Alfa Bank OJSC Via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21 (1)

20,300,000

19,613,000

Alrosa Finance S.A., (144A), 7.75%, due 11/03/20 (1)

21,133,008

17,044,000

Bank of Moscow (BOM Capital PLC), (Reg. S), 6.699%, due 03/11/15

18,130,555

RUB
775,000,000

EvrazHolding Finance, 9.25%, due 03/13/20 (2)

29,265,212

$
28,062,000

Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22

29,745,720

17,374,000

Novatek Finance, Ltd., (144A), 6.604%, due 02/03/21 (1)

18,286,135

25,200,000

Vnesheconombank Via VEB Finance, Ltd., (144A), 6.8%, due 11/22/25 (1)

25,673,760

35,001,000

VTB Capital S.A., (144A), 6.551%, due 10/13/20 (1)

35,571,516

Total Russia (Cost: $219,169,693)

228,331,371

Serbia (Cost: $17,697,829) (0.9%)

17,457,420

UniCredit Bank AG, Credit Linked Note to Republic of Serbia, 10%, due 04/01/14

19,129,841

South Africa (2.0%)

15,821,000

Myriad International Holding B.V., (144A), 6.375%, due 07/28/17 (1)

16,928,470

ZAR
143,000,000

South Africa Government Bond, 10.5%, due 12/21/26

25,229,208

Total South Africa (Cost: $40,701,442)

42,157,678

South Korea (1.9%)

$
18,108,000

Hynix Semiconductor, Inc., (Reg. S), 7.875%, due 06/27/17

19,172,750

KRW
20,277,075,000

Korea Treasury Inflation Linked Bond, 2.75%, due 06/10/20 (2)

21,114,913

Total South Korea (Cost: $37,002,164)

40,287,663

Sri Lanka (0.6%)

LKR
340,000,000

Sri Lanka Government Bond, 8.5%, due 07/15/13

3,141,984

LKR
1,000,000,000

Urban Development, 11%, due 10/05/15

9,004,276

Total Sri Lanka (Cost: $12,409,313)

12,146,260

See
accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Turkey (6.1%)

$
17,000,000

Akbank TAS, (144A), 6.5%, due 03/09/18 (1)

$
17,748,000

TRY
34,165,839

Turkey Government Bond, 4%, due 04/01/20

24,933,649

TRY
12,816,000

Turkey Government Bond, 10.5%, due 01/15/20

9,138,036

$
17,000,000

Turkey Government International Bond, 5.625%, due 03/30/21

17,739,500

26,300,000

Turkiye Garanti Bankasi A.S., (144A), 6.25%, due 04/20/21 (1)

26,207,950

16,763,000

Turkiye Is Bankasi, (144A), 5.1%, due 02/01/16 (1)

16,930,630

16,558,000

Yapi ve Kredi Bankasi, (144A), 5.187%, due 10/13/15 (1)

16,831,207

Total Turkey (Cost: $128,797,234)

129,528,972

Ukraine (4.2%)

22,000,000

Ferrexpo Finance PLC, (144A), 7.875%, due 04/07/16 (1)

22,716,347

21,700,000

  Financing of Infrastructural Projects State Enterprise, (144A), 7.4%, due 04/20/18
(1)

21,591,500

27,000,000

Metinvest B.V., (144A), 8.75%, due 02/14/18 (1)

28,957,500

UAH
40,000,000

Prominvestbank, 13%, due 01/27/14

5,056,261

UAH
87,653,700

Ukraine VAT Bond, 5.5%, due 08/24/15

9,986,143

Total Ukraine (Cost: $85,573,011)

88,307,751

United Arab Emirates (3.8%)

$
29,050,000

DP World, Ltd., (Reg. S), 6.85%, due 07/02/37

27,815,375

20,000,000

Dubai Electricity & Water Authority, (144A), 7.375%, due 10/21/20 (1)

19,950,000

31,288,000

Dubai Government International Bond, 7.75%, due 10/05/20

32,096,907

Total United Arab Emirates (Cost: $75,997,375)

79,862,282

Uruguay (Cost: $15,253,111) (0.8%)

UYU
271,741,198

Uruguay Government Bond, 4.25%, due 04/05/27

15,982,131

Venezuela (4.6%)

$
28,157,000

Petroleos de Venezuela S.A., 8%, due 11/17/13

26,397,187

62,751,000

Petroleos de Venezuela S.A., (Reg. S), 4.9%, due 10/28/14

47,314,254

32,250,000

Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17

23,381,250

Total Venezuela (Cost: $89,264,237)

97,092,691

Total Fixed Income Securities (Cost: $1,987,600,004) (97.7%)

2,055,614,919

Short-Term Investments

50,452,729

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $51,465,000, U.S. Treasury Bill,
0.02%, due 05/19/11, valued at $51,464,428) (Total Amount to be Received Upon Repurchase $50,452,771)

50,452,729

Total Short-Term Investments (Cost: $50,452,729) (2.4%)

50,452,729

Total Investments (Cost: $2,038,052,733) (100.1%)

2,106,067,648

Liabilities in Excess of Other Assets (–0.1%)

(1,305,769
)

Total Net Assets (100.0%)

$
2,104,761,879

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2011

Notes to the Schedule of Investments:

BRL -
Brazilian Real.

CLP -
Chilean Peso.

CNY -
Chinese Yuan.

COP -
Colombian Peso.

GHS -
Ghana Cedi.

HUF -
Hungarian Forint.

INR -
Indian Rupee.

KRW -
South Korean Won.

LKR -
Sri Lankan Rupee.

MXN -
Mexican Peso.

MYR -
Malaysian Ringgit.

PEN -
Peruvian Nuevo Sol.

PHP -
Philippines Peso.

RUB -
Russian Ruble.

TRY -
New Turkish Lira.

UAH -
Ukraine Hryvnia.

UYU -
Uruguayan Peso.

ZAR -
South African Rand.

Reg. S -
Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $1,005,861,782 or 47.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)

Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2011.

(3)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(4)

Illiquid security.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Agriculture

1.0
%

Airlines

1.2

Banks

15.4

Building Materials

1.4

Coal

2.0

Commercial Services

1.3

Distribution & Wholesale

1.0

Diversified Financial Services

6.7

Electric

4.6

Engineering & Construction

3.2

Forest Products & Paper

0.5

Holding Companies — Diversified

1.0

Investment Companies

0.9

Iron & Steel

5.0

Media

1.3

Metal Fabricate & Hardware

1.0

Mining

4.0

Multi-National

0.4

Oil & Gas

8.6

Oil & Gas Services

1.0

Real Estate

5.4

Regional (State & Province)

2.6

Semiconductors

0.9

Sovereign

25.5

Telecommunications

0.9

Transportation

0.9

Short-Term Investments

2.4

Total

100.1
%

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)
April 30, 2011

Principal Amount

Fixed Income Securities

Value

Argentina (Cost: $893,917) (3.1%)

$
5,813,000

Repulic of Argentina, 0%, due 12/15/35 (1)

$
996,930

Brazil (8.1%)

BRL
1,100,000

Cia de Eletricidade do Estado da Bahia, 1%, due 04/27/16

734,172

$
2,150,000

Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15

1,900,316

Total Brazil (Cost: $2,470,956)

2,634,488

Chile (Cost: $887,313) (2.8%)

CLP
438,000,000

Banco Santander Chile, (144A), 6.5%, due 09/22/20 (2)

899,696

China (6.0%)

CNY
4,980,000

China SCE Property Holdings, Ltd., (144A), 10.5%, due 01/14/16 (2)

727,935

CNY
7,800,000

Evergrande Real Estate Group, Ltd, (Reg. S), 9.25%, due 01/19/16

1,200,162

Total China (Cost: $1,944,513)

1,928,097

Colombia (Cost: $983,917) (3.1%)

COP
1,742,000,000

Empresas Publicas de Medellin E.S.P., (144A), 8.375%, due 02/01/21 (2)

1,003,420

Hungary (Cost: $2,175,782) (7.0%)

HUF
392,250,000

Hungary Government Bond, 7.5%, due 11/12/20

2,273,646

India (Cost: $502,817) (1.6%)

INR
23,700,000

Export-Import Bank of Korea, 5.1%, due 10/29/13

504,660

Indonesia (Cost: $1,000,000) (3.2%)

$
1,000,000

Indo Energy Finance BV, (144A), 7%, due 05/07/18 (2)

1,027,500

Malaysia (9.3%)

MYR
3,250,000

Malaysia Government Bond, 4.392%, due 04/15/26

1,110,947

MYR
5,675,000

Malaysia Government Bond, 3.21%, due 05/31/13

1,916,244

Total Malaysia (Cost: $2,956,204)

3,027,191

Mexico (8.6%)

MXN
6,500,000

Grupo Televisa S.A., 8.49%, due 05/11/37

517,179

MXN
24,992,900

Mexican Bonos de Desarrollo del Gobierno Federal, 7.75%, due 12/14/17

2,276,927

Total Mexico (Cost: $2,668,903)

2,794,106

Pakistan (Cost: $1,096,512) (3.4%)

$
1,096,512

Standard Chartered Bank, Credit Linked Note to Islamic Republic of Pakistan, 0%, due 10/06/11 (3)

1,093,771

Peru (Cost: $986,127) (3.0%)

PEN
3,050,000

Republic of Peru, (Reg. S), 6.9%, due 08/12/37

980,014

Philippines (Cost: $1,193,321) (3.7%)

PHP
53,000,000

Philippine Government International Bond, 6.25%, due 01/14/36

1,191,912

See
accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Poland (7.8%)

PLN
5,320,000

Poland Government Bond, 5.75%, due 09/23/22

$
1,928,188

PLN
1,473,308

Poland Government Bond, 3%, due 08/24/16

569,965

Total Poland (Cost: $2,423,165)

2,498,153

Russia (Cost: $1,911,765) (6.2%)

RUB
53,250,000

EvrazHolding Finance, 9.25%, due 03/13/20 (1)

2,010,803

Serbia (Cost: $610,270) (2.0%)

$
601,980

UniCredit Bank AG, Credit Linked Note to Republic of Serbia, 10%, due 04/01/14

659,650

South Africa (7.1%)

ZAR
4,700,000

Eskom Holdings, Ltd., 7.75%, due 08/30/15

706,790

ZAR
6,325,000

South Africa Government Bond, 10.5%, due 12/21/26

1,115,907

ZAR
3,103,219

South Africa Government Bond, 2.5%, due 01/31/17

489,636

Total South Africa (Cost: $2,184,472)

2,312,333

Turkey (Cost: $497,337) (1.5%)

TRY
686,750

Turkey Government Bond, 4%, due 04/29/15

485,827

Ukraine (Cost: $984,111) (3.2%)

UAH
9,085,500

Citigroup Funding Inc., Credit Linked Note to Government of Ukraine, 5.5%, due 08/25/15

1,034,972

Venezuela (Cost: $989,986) (3.1%)

$
1,350,000

Petroleos de Venezuela S.A., (Reg. S), 4.9%, due 10/28/14

1,017,900

Total Fixed Income Securities (Cost: $29,361,388) (93.8%)

30,375,069

Short-Term Investments

6,030,815

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $6,155,000 U.S. Treasury Note,
2.50%, due 05/19/11, valued at $6,154,932) (Total Amount to be Received Upon Repurchase $6,030,818)

6,030,815

Total Short-Term Investments (Cost: $6,030,815) (18.6%)

6,030,815

Total Investments (Cost: $35,392,203) (112.4%)

36,405,884

Liabilities in Excess of Other Assets (–12.4%)

(4,026,679
)

Total Net Assets (100.0%)

$
32,379,205

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

April 30, 2011

Notes to the Schedule of Investments:

BRL -
Brazilian Real.

CLP -
Chilean Peso.

CNY -
Chinese Yuan.

COP -
Colombian Peso.

HUF -
Hungarian Forint.

INR -
Indian Rupee.

MXN -
Mexican Peso.

MYR -
Malaysian Ringgit.

PEN -
Peruvian Nuevo Sol.

PHP -
Philippines Peso.

PLN -
Polish Zloty.

RUB -
Russian Ruble.

TRY -
New Turkish Lira.

UAH -
Ukraine Hryvnia.

ZAR -
South African Rand.

Reg. S -
Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)

Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2011.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $3,658,551 or 11.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)

Non-income producing security.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Banks

8.2
%

Coal

3.2

Electric

11.2

Iron & Steel

6.2

Media

1.6

Oil & Gas

3.1

Real Estate

6.0

Sovereign

54.3

Short-Term Investments

18.6

Total

112.4
%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)
April 30, 2011

Principal Amount

Fixed Income Securities

Value

Bank Loans (3.8% of Net Assets)

Airlines (0.9%)

$
1,000,000

Delta Air Lines, Inc., 5.5%, due 04/14/17 (1)

$
986,900

Electric Utilities (2.9%)

2,000,000

Mach Gen, LLC, 7.82%, due 02/15/15 (1)

1,623,000

1,942,083

Texas Competitive Electric Holding Co. LLC, (B1), 3.74%, due 10/10/17 (1)

1,556,191

Total Electric Utilities

3,179,191

Total Bank Loans (Cost: $4,234,168)

4,166,091

Corporate Bonds (83.8%)

Airlines (2.6%)

1,150,000

Air Canada, (144A), 9.25%, due 08/01/15 (2)

1,184,500

1,700,000

American Airlines, Inc., (144A), 7.5%, due 03/15/16 (2)

1,670,250

Total Airlines

2,854,750

Auto Manufacturers (0.5%)

525,000

Navistar International Corp., 8.25%, due 11/01/21

584,063

Auto Parts & Equipment (3.6%)

2,560,000

Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20

2,848,000

500,000

Tenneco, Inc., 6.875%, due 12/15/20 (3)

512,500

300,000

Uncle Acquisition 2010 Corp., (144A), 8.625%, due 02/15/19 (2)

317,250

280,000

Visteon Corp., (144A), 6.75%, due 04/15/19 (2)

277,200

Total Auto Parts & Equipment

3,954,950

Banks (4.3%)

750,000

Ally Financial, Inc., (144A), 7.5%, due 09/15/20 (2)

817,500

250,000

CIT Group, Inc., 7%, due 05/01/15

253,438

1,250,000

CIT Group, Inc., 7%, due 05/01/16

1,259,375

950,000

CIT Group, Inc., 7%, due 05/01/17

958,312

1,300,000

Provident Funding Associates, (144A), 10.25%, due 04/15/17 (2)

1,452,750

Total Banks

4,741,375

Building Materials (0.5%)

500,000

Ply Gem Industries, Inc., (144A), 8.25%, due 02/15/18 (2)

513,750

Commercial Services (1.3%)

350,000

Service Corp. International, 7%, due 05/15/19

371,875

555,000

Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, 10.25%, due 12/01/17

575,119

400,000

Trans Union LLC/TransUnion Financing Corp., 11.375%, due 06/15/18

460,000

Total Commercial Services

1,406,994

Diversified Financial Services (2.1%)

300,000

Community Choice Financial, Inc., (144A), 10.75%, due 05/01/19 (2)

309,375

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Diversified Financial Services (Continued)

$
850,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8%, due 01/15/18

$
876,563

1,045,000

International Lease Finance Corp., 5.65%, due 06/01/14

1,063,287

Total Diversified Financial Services

2,249,225

Electric (9.2%)

395,000

  Calpine Construction Finance Co., LP/CCFC Finance Corp., (144A), 8%, due 06/01/16
(2)

432,525

425,000

Calpine Corp., (144A), 7.5%, due 02/15/21 (2)

449,437

500,000

Dynegy Holdings, Inc., 8.375%, due 05/01/16

435,000

980,000

Dynegy Holdings, Inc., 7.75%, due 06/01/19

764,400

2,605,000

Edison Mission Energy, 7%, due 05/15/17

2,064,462

445,000

Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10%, due 12/01/20

478,411

1,000,000

Mirant Americas Generation LLC, 8.5%, due 10/01/21

1,052,500

1,266,583

Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, due 12/30/28 (3)

1,426,489

350,000

NRG Energy, Inc., 7.375%, due 02/01/16

363,125

1,685,000

NRG Energy, Inc., (144A), 7.625%, due 01/15/18 (2)

1,769,250

577,000

PNM Resources, Inc., 9.25%, due 05/15/15

648,404

400,000

Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15 (4)

258,000

Total Electric

10,142,003

Electronics (0.5%)

510,000

Stoneridge, Inc., (144A), 9.5%, due 10/15/17 (2)

564,825

Entertainment (1.3%)

575,000

Regal Entertainment Group, 9.125%, due 08/15/18

616,688

785,000

WMG Acquisition Corp., 7.375%, due 04/15/14

783,037

Total Entertainment

1,399,725

Environmental Control (0.4%)

175,000

Casella Waste Systems, Inc., (144A), 7.75%, due 02/15/19 (2)

178,063

200,000

Casella Waste Systems, Inc., 11%, due 07/15/14

226,750

Total Environmental Control

404,813

Food (0.4%)

410,000

Dean Foods Co., 7%, due 06/01/16

394,625

Forest Products & Paper (0.7%)

335,000

Sappi Papier Holding GMBH, (144A), 6.625%, due 04/15/21 (2)

341,316

240,000

Verso Paper Holdings LLC / Verso Paper, Inc., 11.5%, due 07/01/14

261,900

190,000

Verso Paper Holdings LLC/Verso Paper, Inc., (144A), 8.75%, due 02/01/19 (2)

196,650

Total Forest Products & Paper

799,866

Gas (3.1%)

625,000

Sabine Pass LNG, LP, 7.5%, due 11/30/16

646,875

2,830,000

Southern Union Co., 7.2%, due 11/01/66 (3)(4)

2,794,625

Total Gas

3,441,500

See
accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Healthcare-Products (1.8%)

$
800,000

Accellent, Inc., 8.375%, due 02/01/17

$
857,000

1,000,000

Alere, Inc., 7.875%, due 02/01/16

1,065,000

Total Healthhcare-Products

1,922,000

Healthcare-Services (4.7%)

50,000

Aviv Healthcare Properties LP, (144A), 7.75%, due 02/15/19 (2)

52,875

285,000

HCA, Inc., 9.25%, due 11/15/16

305,663

660,000

HCA, Inc., 7.25%, due 09/15/20

709,500

1,300,000

HCA, Inc., 7.875%, due 02/15/20

1,417,000

1,150,000

Healthsouth Corp., 7.25%, due 10/01/18

1,214,687

815,000

Tenet Healthcare Corp., 6.875%, due 11/15/31

666,262

580,000

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., (144A), 7.75%, due 02/01/19 (2)

597,400

385,000

Vanguard Health Systems, Inc., (144A), 0% , due 02/01/16 (2)

251,694

Total Healthcare-Services

5,215,081

Home Builders (0.6%)

625,000

K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16

665,625

Household Products/Wares (1.6%)

490,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (144A), 7.125%, due 04/15/19 (2)

510,825

200,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 8.25%, due 02/15/21 (2)

204,000

1,000,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 9%, due 04/15/19 (2)

1,050,000

Total Household Products/Wares

1,764,825

Iron & Steel (0.6%)

175,000

JMC Steel Group, (144A), 8.25%, due 03/15/18 (2)

182,875

425,000

Steel Dynamics, Inc., 7.625%, due 03/15/20

464,313

Total Iron & Steel

647,188

Lodging (3.8%)

750,000

Boyd Gaming Corp., (144A), 9.125%, due 12/01/18 (2)

778,125

1,425,000

Harrah’s Operating Co., Inc., 10%, due 12/15/18

1,293,187

1,400,000

Marina District Finance Co., Inc., (144A), 9.5%, due 10/15/15 (2)

1,501,500

75,000

MGM Resorts International, 9%, due 03/15/20

83,625

475,000

MGM Resorts International, 10.375%, due 05/15/14

550,430

Total Lodging

4,206,867

Machinery-Diversified (0.2%)

225,000

Liberty Tire Recycling, (144A), 11%, due 10/01/16 (2)

252,563

Media (6.7%)

1,000,000

CCO Holdings LLC/CCO Holdings Capital Corp., (144A), 7%, due 01/15/19 (2)

1,042,500

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Media (Continued)

$
2,000,000

Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17 (2)

$
2,145,000

34,000

CMP Susquehanna Corp., 3.268%, due 05/15/14 (4)

25,639

625,000

DCP LLC/DCP Corp., (144A), 10.75%, due 08/15/15 (2)

603,125

775,000

McClatchy Co. (The), 11.5%, due 02/15/17

848,625

500,000

Mediacom Broadband LLC/Mediacom Broadband Corp., 8.5%, due 10/15/15

521,250

900,000

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, due 04/15/17

987,750

675,000

Univision Communications, Inc., (144A), 7.875%, due 11/01/20 (2)

717,187

450,000

Univision Communications, Inc., (144A), 12%, due 07/01/14 (2)

483,750

Total Media

7,374,826

Metal Fabricate & Hardware (0.5%)

525,000

Mueller Water Products, Inc., 8.75%, due 09/01/20

588,000

Mining (0.6%)

595,000

FMG Resources August 2006 Pty, Ltd., (144A), 7%, due 11/01/15 (2)

625,494

Oil & Gas (9.4%)

2,150,000

Chaparral Energy, Inc., 8.875%, due 02/01/17

2,279,000

390,000

Concho Resources, Inc., 8.625%, due 10/01/17

430,950

140,000

Denbury Resources, Inc., 6.375%, due 08/15/21

144,200

200,000

EXCO Resources, Inc., 7.5%, due 09/15/18

202,500

1,525,000

OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14

813,969

375,000

Parker Drilling Co., 9.125%, due 04/01/18

415,312

700,000

Petrohawk Energy Corp., 7.25%, due 08/15/18

740,250

550,000

Plains Exploration & Production Co., 7.625%, due 06/01/18

588,500

350,000

Plains Exploration & Production Co., 7.625%, due 04/01/20

374,500

1,400,000

Quicksilver Resources, Inc., 8.25%, due 08/01/15

1,484,000

250,000

Quicksilver Resources, Inc., 11.75%, due 01/01/16

292,500

1,950,000

Sabine Pass LNG LP, 7.25%, due 11/30/13

2,013,375

500,000

SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (2)

527,500

Total Oil & Gas

10,306,556

Oil & Gas Services (0.4%)

425,000

Basic Energy Services, Inc., 7.125%, due 04/15/16

435,094

Packaging & Containers (2.9%)

250,000

Ardagh Packaging Finance PLC, (144A), 7.375%, due 10/15/17 (2)

268,437

250,000

Ardagh Packaging Finance PLC, (144A), 9.125%, due 10/15/20 (2)

276,250

540,000

Berry Plastics Corp., 5.028%, due 02/15/15 (4)

531,900

605,000

Packaging Dynamics Corp., (144A), 8.75%, due 02/01/16 (2)

626,175

1,400,000

Solo Cup Co./Solo Cup Operating Corp., 10.5%, due 11/01/13

1,461,250

Total Packaging & Containers

3,164,012

Pharmaceuticals (1.6%)

675,000

NBTY, Inc., (144A), 9%, due 10/01/18 (2)

734,062

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Pharmaceuticals (Continued)

$
1,000,000

Warner Chilcott Co. LLC, (144A), 7.75%, due 09/15/18 (2)

$
1,055,000

Total Pharmaceuticals

1,789,062

Pipelines (0.5%)

500,000

El Paso Corp., 8.05%, due 10/15/30

567,500

REITS (0.8%)

600,000

DuPont Fabros Technology LP, 8.5%, due 12/15/17

663,000

220,000

MPT Operating Partnership LP/MPT Finance Corp., (144A), 6.875%, due 05/01/21 (2)

222,038

Total REITS

885,038

Retail (3.6%)

400,000

DineEquity, Inc., (144A), 9.5%, due 10/30/18 (2)

439,000

400,000

Harry & David Holdings, Inc., 5.311%, due 03/01/12(4) (5)

86,000

850,000

Harry & David Holdings, Inc., 9%, due 03/01/13 (5)

191,250

1,265,000

Sears Holdings Corp., (144A), 6.625%, due 10/15/18 (2)

1,238,119

245,000

Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (2)

249,287

1,600,000

Toys R Us Property Co. II LLC, 8.5%, due 12/01/17

1,720,000

Total Retail

3,923,656

Shipbuilding (0.2%)

250,000

Huntington Ingalls Industries, Inc., (144A), 6.875%, due 03/15/18 (2)

263,450

Software (1.1%)

750,000

Allen Systems Group, Inc., (144A), 10.5%, due 11/15/16 (2)

768,750

470,000

First Data Corp., (144A), 7.375%, due 06/15/19 (2)

478,836

Total Software

1,247,586

Storage/Warehousing (0.6%)

625,000

Mobile Mini, Inc., (144A), 7.875%, due 12/01/20 (2)

664,063

Telecommunications (9.2%)

700,000

Cincinnati Bell, Inc., 8.75%, due 03/15/18

672,875

830,000

GeoEye, Inc., 9.625%, due 10/01/15

939,975

1,465,502

Intelsat (Luxembourg) S.A., 11.5%, due 02/04/17

1,604,725

275,000

Intelsat Bermuda, Ltd., (144A), 11.5%, due 02/04/17 (2)

301,813

1,125,000

Intelsat Jackson Holdings S.A., 8.5%, due 11/01/19

1,212,187

775,000

Level 3 Financing, Inc., 4.215%, due 02/15/15 (4)

745,938

815,000

Level 3 Financing, Inc., 8.75%, due 02/15/17

842,506

750,000

Nextel Communications, Inc., 5.95%, due 03/15/14

754,687

1,235,000

PAETEC Holding Corp., 8.875%, due 06/30/17

1,349,237

300,000

Windstream Corp., (144A), 7.75%, due 10/15/20 (2)

318,000

1,275,000

Windstream Corp., 7.875%, due 11/01/17

1,377,000

Total Telecommunications

10,118,943

See
accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Transportation (1.6%)

$
625,000

ACL I Corp., (144A), 10.625%, due 02/15/16 (2)

$
635,938

250,000

Florida East Coast Railway Corp., (144A), 8.125%, due 02/01/17 (2)

262,500

725,000

RailAmerica, Inc., 9.25%, due 07/01/17

806,562

Total Transportation

1,705,000

Trucking & Leasing (0.3%)

295,000

Maxim Crane Works LP, (144A), 12.25%, due 04/15/15 (2)

305,325

Total Corporate Bonds (Cost: $89,561,786) (83.8%)

92,090,218

Municipal Bond (Cost: $1,901,563) (2.0%)

1,750,000

NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (2)

2,188,358

Number of Shares

Preferred Stock

Banking (Cost: $840,633) (0.8%)

31,100

Citigroup Capital XIII, 7.785% (3)(4)

863,336

Money Market Investments

3,837,000

Dreyfus Institutional Cash Advantage Fund, 0.13%

3,837,000

3,530,000

Fidelity Institutional Money Market Fund, 0.13%

3,530,000

1,405,000

BlackRock Provident Institutional Fund, 0.1%

1,405,000

Total Money Market Investments (Cost: $8,772,000) (8.0%)

8,772,000

Principal Amount

Short-Term Investments

$
2,116,502

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $2,160,000 U.S. Treasury Bill,
0.02%, due 05/19/11, valued at $2,159,976) (Total Amount to be Received Upon Repurchase $2,116,504)

2,116,502

160,000

U.S. Treasury Bill, 0.045%, due 08/04/11 (3)

159,981

Total Short-Term Investments (Cost: $2,276,475) (2.0%)

2,276,483

Total Investments (Cost: $107,586,625) (100.4%)

110,356,486

Liabilities in Excess of Other Assets (–0.4%)

(427,544
)

Net Assets (100.0%)

$
109,928,942

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2011

Notes to the Schedule of Investments:

(1)
This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $33,296,455 or 30.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)
All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

(4)
Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2011.

(5)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Airlines

3.5
%

Auto Manufacturers

0.5

Auto Parts Equipment

3.6

Banks

4.3

Building Materials

0.5

Commercial Services

1.3

Diversified Financial Services

2.9

Electric

9.2

Electric Utilities

2.9

Electronics

0.5

Entertainment

1.3

Environmental Control

0.4

Food

0.4

Forest Products & Paper

0.7

Gas

3.1

Healthcare-Products

1.8

Healthcare-Services

4.7

Home Builders

0.6

Household Products/Wares

1.6

Iron & Steel

0.6

Lodging

3.8

Machinery-Diversified

0.2

Media

6.7

Metal Fabricate & Hardware

0.5

Mining

0.6

Municipal Bonds

2.0

Oil & Gas

9.4

Oil & Gas Services

0.4

Packaging & Containers

2.9

Pharmaceuticals

1.6

Pipelines

0.5

REITS

0.8

Retail

3.6

Shipbuilding

0.2

Software

1.1

Storage/Warehousing

0.6

Telecommunications

9.2

Transportation

1.6

Trucking & Leasing

0.3

Short-Term Investments

10.0

Total

100.4
%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)
April 30, 2011

Principal Amount

Fixed Income Securities

Value

Asset-Backed Securities (6.9% of Net Assets)

$
205,829

Ameriquest Mortgage Securities, Inc. (05-R11-A2C), 0.443%, due 01/25/36 (1)

$
203,085

174,132

Capital Auto Receivables Asset Trust (08-CPA-A1), (144A), 1.068%, due 01/15/13 (1)(2)

174,510

142,054

Honda Auto Receivables Owner Trust (09-2-A3), 2.79%, due 01/15/13

143,348

153,615

Morgan Stanley ABS Capital I (05-WMC6-M1), 0.692%, due 07/25/35 (1)

150,549

Total Asset-Backed Securities (Cost: $672,897)

671,492

Collateralized Mortgage Obligations (31.1%)

240,031

Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.245%, due 11/25/32 (1)

222,134

195,000

Credit Suisse First Boston Mortgage Securities Corp. (02-CP3-A3), 5.603%, due 07/15/35

202,125

464,393

Federal Home Loan Mortgage Corp. (2368-AF), 1.168%, due 10/15/31 (PAC) (1)

469,697

135,073

Federal Home Loan Mortgage Corp. (2585-FD), 0.718%, due 12/15/32 (1)

135,476

404,974

Federal National Mortgage Association (10-64-DM), 5%, due 06/25/40 (PAC)

430,111

256,559

GE Capital Commercial Mortgage Corp. (02-1A-A3), 6.269%, due 12/10/35

263,986

220,095

GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.712%, due 06/25/34 (1)

215,913

26,498

GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.662%, due 12/25/33 (1)

26,259

190,000

Greenwich Capital Commercial Funding Corp. (02-C1-A4), 4.948%, due 01/11/35

197,080

185,000

Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36

199,581

195,000

JP Morgan Chase Commercial Mortgage Securities Corp. (02-C2-A2), 5.05%, due 12/12/34

203,230

190,000

JP Morgan Chase Commercial Mortgage Securities Corp. (02-C3-A2), 4.994%, due 07/12/35

198,762

188,600

Merrill Lynch Mortgage Trust (02-MW1-A4), 5.619%, due 07/12/34

194,494

62,879

Residential Accredit Loans, Inc. (02-QS16-A2), 0.762%, due 10/25/17 (1)

61,058

Total Collateralized Mortgage Obligations (Cost: $3,360,948)

3,019,906

U.S. Government Agency Obligations (24.9%)

27,905

Federal Home Loan Mortgage Corp., Pool #1B1010, 2.875%, due 08/01/33 (1)

29,174

276,268

  Federal Home Loan Mortgage Corp., Pool #310005, 6.688%, due 11/01/19 (1)

298,372

73,110

Federal Home Loan Mortgage Corp., Pool #610967, 2.592%, due 04/01/28 (1)

75,948

149,732

Federal Home Loan Mortgage Corp., Pool #780721, 2.625%, due 08/01/33 (1)

156,438

55,868

Federal Home Loan Mortgage Corp., Pool #780833, 2.581%, due 09/01/33 (1)

57,609

34,506

Federal Home Loan Mortgage Corp., Pool #789924, 2.474%, due 11/01/32 (1)

36,336

123,311

Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31

141,177

14,330

Federal National Mortgage Association, Pool #661691, 2.699%, due 10/01/32 (1)

14,941

72,405

Federal National Mortgage Association, Pool #725886, 2.561%, due 05/01/34 (1)

76,051

122,636

Federal National Mortgage Association, Pool #735524, 2.555%, due 02/01/35 (1)

127,826

52,002

Federal National Mortgage Association, Pool #786884, 2.935%, due 08/01/34 (1)

54,315

138,243

Federal National Mortgage Association, Pool #826239, 2.599%, due 07/01/35 (1)

144,143

136,567

Federal National Mortgage Association, Pool #830581, 1.96%, due 05/01/35 (1)

138,925

183,629

Federal National Mortgage Association, Pool #832721, 2.313%, due 09/01/35 (1)

188,795

46,201

Government National Mortgage Association II, Pool #80022, 2.125%, due 12/20/26 (1)

47,455

38,883

Government National Mortgage Association II, Pool #80636, 2.625%, due 09/20/32 (1)

40,475

203,039

Government National Mortgage Association II, Pool #80734, 2.625%, due 09/20/33 (1)

209,943

6,465

Government National Mortgage Association II, Pool #80747, 2.125%, due 10/20/33 (1)

6,642

25,109

Government National Mortgage Association II, Pool #80757, 2.625%, due 10/20/33 (1)

25,963

81,107

Government National Mortgage Association II, Pool #80764, 2.125%, due 11/20/33 (1)

83,075

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

U.S. Government Agency Obligations (Continued)

$
86,535

Government National Mortgage Association II, Pool #80766, 2.125%, due 11/20/33 (1)

$
89,288

202,015

Government National Mortgage Association II, Pool #80797, 2%, due 01/20/34 (1)

208,552

84,995

Government National Mortgage Association II, Pool #80869, 3.5%, due 04/20/34 (1)

88,630

79,180

Government National Mortgage Association II, Pool #80937, 3.5%, due 06/20/34 (1)

82,988

Total U.S. Government Agency Obligations (Cost: $2,347,285)

2,423,061

Corporate Bonds (28.0%)

Banks (6.9%)

50,000

Abbey National Treasury Services PLC, 1.854%, due 04/25/14 (1)

50,220

250,000

Bank of America Corp., 1.692%, due 01/30/14 (1)

253,486

60,000

Goldman Sachs Group, Inc. (The), 1.31%, due 02/07/14 (1)

60,165

50,000

JPMorgan Chase Bank N.A., 0.64%, due 06/13/16 (1)

47,595

250,000

Lloyds TSB Bank PLC, 2.623%, due 01/24/14 (1)

256,794

Total Banks

668,260

Diversified Financial Services (2.2%)

200,000

International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)

212,500

Electric (4.5%)

250,000

IPALCO Enterprises, Inc., 8.625%, due 11/14/11

258,125

50,000

KCP&L Greater Missouri Operations Co., 11.875%, due 07/01/12

55,670

108,798

Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, due 07/02/17

118,318

Total Electric

432,113

Healthcare-Services (2.6%)

250,000

Universal Health Services, Inc., 6.75%, due 11/15/11

257,109

Insurance (2.8% of Net Assets)

250,000

Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (2)

270,318

Pipelines (2.7% of Net Assets)

250,000

El Paso Corp., 7.875%, due 06/15/12

262,500

Real Estate (2.3%)

105,000

Post Apartment Homes LP, 5.45%, due 06/01/12

108,677

100,000

WEA Finance LLC, (144A), 7.5%, due 06/02/14 (2)

115,359

Total Real Estate

224,036

REITS (3.5%)

200,000

Duke Realty LP, 5.4%, due 08/15/14

216,887

115,000

Healthcare Realty Trust, Inc., 5.125%, due 04/01/14

122,531

Total REITS

339,418

See
accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Telecommunications (0.5%)

$
50,000

Verizon Communications, Inc., 1.95%, due 03/28/14

$
50,490

Total Corporate Bonds (Cost: $2,687,753)

2,716,744

Municipal Bonds (Cost: $248,215) (2.7%)

250,000

Illinois State Build America Bonds, 4.071%, due 01/01/14

256,913

Total Fixed Income Securities (Cost: $9,317,098) (93.6%)

9,088,116

Number of Shares

Money Market Investments (3.9% )

169,000

BlackRock Provident Institutional Fund, 0.1%

169,000

212,000

Dreyfus Institutional Cash Advantage Fund, 0.13%

212,000

Total Money Market Investments (Cost: $381,000)

381,000

Principal Amount

Short-Term Investments

$
105,000

BNP Paribas Finance, Inc., 0.23%, due 07/18/11

104,949

116,376

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $120,000, U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $119,999) (Total Amount to be Received Upon Repurchase $116,376)

116,376

Total Short-Term Investments (Cost: $221,324) (2.3%)

221,325

Total Investments (Cost: $9,919,422) (99.8%)

9,690,441

Excess of Other Assets over Liabilities (0.2%)

23,788

Net Assets (100.0%)

$
9,714,229

Notes to the Schedule of Investments:

PAC -
Planned Amortization Class.

REIT -
Real Estate Investment Trust.

(1)

Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2011.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $772,687 or 8.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Asset-Backed Securities

6.9
%

Banks

6.9

Diversified Financial Services

2.2

Electric

4.5

Healthcare-Services

2.6

Insurance

2.8

Municipal Bonds

2.7

Pipelines

2.7

Private Mortgage-Backed Securities

20.5

Real Estate

2.3

REITS

3.5

Telecommunications

0.5

U.S. Government Agency Obligations

35.5

Short-Term Investments

6.2

Total

99.8
%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)
April 30, 2011

Principal Amount

Fixed Income Securities

Value

Asset-Backed Securities (9.4% of Net Assets)

$
41,609,000

Accredited Mortgage Loan Trust (06-1-A4), 0.493%, due 04/25/36 (1)

$
20,388,090

4,000,000

Accredited Mortgage Loan Trust (06-2-A4), 0.473%, due 09/25/36 (1)

1,442,048

10,765,626

Asset-Backed Securities Corp. Home Equity (06-HE1-A3), 0.413%, due 01/25/36 (1)

8,146,726

33,465,493

Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.353%, due 11/25/36 (1)

13,366,084

52,114,000

Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.353%, due 12/25/36 (1)

22,602,238

4,943,459

Centex Home Equity (03-C-M1), 0.913%, due 09/25/33 (1)

4,030,966

16,300,000

Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36 (1)

16,071,083

14,260,000

Countrywide Asset-Backed Certificates (06-BC5-2A3), 0.383%, due 03/25/37 (1)

8,895,168

18,162,798

  Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.293%, due 07/25/36
(1)

11,288,234

31,942,090

  Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.373%, due 10/25/36
(1)

13,649,462

4,953,663

Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.844%, due 04/25/37

4,989,196

19,937,932

CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36 (1)

14,155,354

7,750,000

Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.483%, due 04/25/47 (1)

3,547,198

9,164,000

First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2D), 0.423%, due 12/25/37

4,184,122

24,234,142

Fremont Home Loan Trust (06-1-2A3), 0.393%, due 04/25/36 (1)

18,469,995

21,500,000

Fremont Home Loan Trust (06-3-2A4), 0.453%, due 02/25/37 (1)

9,305,548

15,288,305

Fremont Home Loan Trust (06-D-2A2), 0.343%, due 11/25/36 (1)

7,393,231

20,840,765

GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36 (1)

13,721,153

18,228,605

GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36 (1)

11,785,229

20,563,174

GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36 (1)

12,274,913

5,378,133

GSAA Home Equity Trust (06-16-A1), 0.273%, due 10/25/36 (1)

2,771,347

4,407,371

GSAA Home Equity Trust (06-19-A1), 0.303%, due 12/25/36 (1)

2,146,130

3,054,411

GSAA Home Equity Trust (07-4-A1), 0.313%, due 03/25/37 (1)

1,469,932

21,739,578

GSAMP Trust (06-HE4-A2C), 0.363%, due 06/25/36 (1)

14,827,718

36,149,190

GSAMP Trust (06-HE5-A2C), 0.363%, due 08/25/36 (1)

19,204,583

22,768,452

Household Home Equity Loan Trust (06-2-A1), 0.363%, due 03/20/36 (1)

21,258,380

45,067,588

Long Beach Mortgage Loan Trust (06-3-2A3), 0.393%, due 05/25/46 (1)

17,300,492

23,624,000

Long Beach Mortgage Loan Trust (06-6-2A4), 0.463%, due 07/25/36 (1)

9,822,670

30,940,116

Long Beach Mortgage Loan Trust (06-7-2A4), 0.453%, due 08/25/36 (1)

12,718,467

49,234,000

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.463%, due 04/25/37

22,674,670

12,134,000

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.553%, due 04/25/37

5,463,382

50,000,000

Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.373%, due 06/25/37

23,563,075

44,000,000

Morgan Stanley Capital, Inc. (06-HE5-A2C), 0.353%, due 08/25/36 (1)

25,786,508

23,013,103

Morgan Stanley Capital, Inc. (07-HE2-A2B), 0.303%, due 01/25/37 (1)

12,894,681

9,202,600

Morgan Stanley Home Equity Loan Trust (07-2-A4), 0.563%, due 04/25/37 (1)

3,393,167

5,170,695

Morgan Stanley Mortgage Loan Trust (07-2AX-2A1), 0.303%, due 12/25/36 (1)

2,383,768

5,093,626

Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.333%, due 04/25/37 (1)

2,395,823

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Asset-Backed Securities (Continued)

$
11,495,000

Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.373%, due 09/25/37 (1)

$
5,527,536

51,647,693

Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.443%, due 02/25/37 (1)

20,208,761

19,000,000

Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.353%, due 01/25/37 (1)

8,506,357

36,012,586

SG Mortgage Securities Trust (07-NC1-A2), 0.453%, due 12/25/36 (2)

18,635,260

10,400,000

Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.443%, due 06/25/36 (1)

4,901,374

22,900,000

Soundview Home Equity Loan Trust (06-OPT5-2A4), 0.453%, due 07/25/36 (1)

9,087,567

4,000,000

Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.463%, due 08/25/37 (1)

1,670,832

11,000,000

Washington Mutual Asset-Backed Certificates (07-HE4-2A3), 0.383%, due 06/25/37 (1)

4,750,690

Total Asset-Backed Securities (Cost: $476,383,102)

493,069,208

Collateralized Mortgage Obligations (54.7%)

5,420,349

Adjustable Rate Mortgage Trust (04-5-3A1), 4.861%, due 04/25/35 (1)

4,672,038

14,875,400

Adjustable Rate Mortgage Trust (05-12-2A1), 3.07%, due 03/25/36 (1)

9,932,660

45,629,000

Adjustable Rate Mortgage Trust (06-2-1A4), 5.501%, due 05/25/36 (1)

35,326,291

10,246,200

Adjustable Rate Mortgage Trust (07-1-5A1), 0.363%, due 03/25/37 (1)(3)

4,567,601

11,496,989

American Home Mortgage Assets (05-2-2A1A), 3.033%, due 01/25/36 (1)(3)

8,266,455

40,610,559

American Home Mortgage Assets (07-1-A1), 1.006%, due 02/25/47

21,091,731

1,014,203

Banc of America Commercial Mortgage, Inc. (07-4-A4), 5.933%, due 02/10/51 (1)

1,112,494

1,239,108

Banc of America Funding Corp. (04-B-3A1), 3.085%, due 12/20/34

813,488

4,756,119

Banc of America Funding Corp. (05-B-3A1B), 0.523%, due 04/20/35

3,883,599

4,010,628

Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC)(1)

3,344,756

24,202,003

Banc of America Funding Corp. (07-6-A2), 0.493%, due 07/25/37 (1)

17,818,969

6,473,522

Banc of America Funding Corp. (09-R14A-2A), 14.538%, due 07/26/35 (I/F) (1)(2)

6,477,940

2,445,195

BCAP LLC Trust (11-RR3-1A5), 5.549%, due 05/27/37

2,357,168

2,625,495

BCAP LLC Trust (11-RR3-5A3), 5.094%, due 11/26/37

2,362,945

11,500,000

BCAP LLC Trust (11-RR4-1A3), 3.038%, due 03/26/36

10,508,125

11,778,000

BCAP LLC Trust (11-RR4-2A3), 5.792%, due 06/26/47

10,874,407

17,914,000

BCAP LLC Trust (11-RR4-3A3), 5.572%, due 07/26/36

16,867,151

21,422,000

BCAP LLC Trust (11-RR5-1A3), 5.854%, due 03/26/37 (4)

19,922,460

2,561,992

Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.813%, due 02/25/35 (1)

1,908,801

2,435,916

Bear Stearns Alt-A Trust (06-3-1A1), 0.403%, due 05/25/36 (1)

1,237,114

12,517,656

Bear Stearns Alt-A Trust (06-3-23A1), 2.987%, due 05/25/36 (1)

7,635,795

4,551,793

Bear Stearns Alt-A Trust (06-8-1A1), 0.373%, due 06/25/46 (1)(3)

2,055,203

21,087,520

Bear Stearns Alt-A Trust (06-8-2A1), 4.725%, due 08/25/46 (1)(3)

10,734,244

24,185,000

Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.296%, due 10/12/42 (1)

26,464,327

5,696,471

Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.413%, due 09/25/47 (1)

3,554,524

7,179,635

Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35

6,379,113

24,227,000

Chaseflex Trust (06-1-A3), 6.236%, due 06/25/36 (1)

21,184,464

7,070,248

Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37

6,582,939

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Collateralized Mortgage Obligations (Continued)

$
9,607,454

Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), 6.5%, due 10/25/36 (2)

$
6,612,811

5,410,043

CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20

5,225,701

1,814,183

Countrywide Alternative Loan Trust (05-27-1A2), 1.706%, due 08/25/35 (1)

1,240,774

11,761,765

Countrywide Alternative Loan Trust (05-76-1A1), 1.786%, due 01/25/36 (1)

8,735,144

422,475

Countrywide Alternative Loan Trust (05-84-1A1), 2.936%, due 02/25/36

242,305

19,140,000

Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36

16,432,992

5,351,506

Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 03/25/35

4,955,444

4,472,599

Countrywide Alternative Loan Trust (05-J5-1A1), 0.513%, due 05/25/35 (1)

3,975,181

12,031,665

Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36

8,960,438

10,319,784

Countrywide Alternative Loan Trust (06-39CB-1A6), 0.813%, due 01/25/37 (1)(3)

5,103,148

39,293,774

Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37

29,820,301

28,165,141

Countrywide Alternative Loan Trust (06-6CB-1A4), 5.5%, due 05/25/36

21,781,720

9,058,427

Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21

8,715,339

33,351,615

Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37

25,248,620

17,820,870

Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37

12,072,018

9,157,212

Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22 (3)

7,889,883

1,280,796

Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)

1,285,111

37,588,737

Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34

36,834,196

397,888

Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34

400,053

10,467,025

  Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 2.917%, due 03/25/36
(1)

6,418,484

32,000,000

Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37

27,694,941

11,910,800

Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)

10,014,577

29,015,000

Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38

22,932,867

58,350,344

Countrywide Home Loans Mortgage Pass Through Trust (07-J1-2A1), 6%, due 02/25/37 (3)

40,868,809

606,661

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33

615,710

19,388,038

  Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35
(3)

13,000,236

6,255,038

Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.94%, due 09/25/35 (I/F) (1)

6,621,513

14,782,780

Credit Suisse First Boston Mortgage Securities Corp. (05-9-3A2), 6%, due 10/25/35

9,752,407

20,975,842

  Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.713%, due 07/25/36 (TAC)
(1)(3)

11,051,668

21,213,619

Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36

19,250,517

35,751,000

Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36

30,304,156

11,643,550

Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39

12,454,160

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Collateralized Mortgage Obligations (Continued)

$
22,724,862

Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37 (1)

$
13,703,669

13,062,318

Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37

11,368,197

20,023,662

Downey Savings & Loan Association Mortgage Loan Trust (06-AR2-2A1A), 0.414%, due 11/19/37

13,829,865

880,660

Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26

955,048

390,392

Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31

435,409

1,360,198

Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31

1,513,643

6,338,505

Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23

6,685,294

6,622,793

Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)

4,664,831

3,321,789

Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33

3,380,069

22,531,546

Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)

23,665,705

9,791,000

Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23

10,291,711

6,364,133

Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33

6,670,342

405,229

Federal Home Loan Mortgage Corp. (2672-SH), 7.605%, due 09/15/33 (I/F) (1)

405,897

16,933,541

Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23

17,896,850

26,066,669

Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (5)

26,857,391

23,000,000

Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19 (5)

24,166,392

2,688,997

Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19

2,700,515

15,000,000

Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)

15,984,666

349,140

Federal Home Loan Mortgage Corp. (2801-PS), 3.25%, due 05/15/34 (I/F) (1)

343,621

6,239,747

Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)

6,532,717

2,383,181

Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)

2,087,937

7,862,036

Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31

8,063,477

22,932,552

Federal Home Loan Mortgage Corp. (2937-DE), 5%, due 11/15/32 (5)

24,015,124

3,604,988

Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)

3,804,301

449,003

Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)

448,967

10,000,000

Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC) (5)

10,658,067

10,576,599

Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC) (5)

11,302,213

6,820,055

Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35

6,737,361

2,592,586

Federal Home Loan Mortgage Corp. (3057-OS), 11.714%, due 10/15/35 (I/F) (1)

2,594,996

5,680,752

Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)

6,093,971

28,913,920

Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36 (5)

29,191,635

18,250,000

Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26 (5)

19,952,108

22,136,441

Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)

18,141,794

8,126,935

Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32

8,745,501

4,640,602

Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37

4,686,793

65,191,428

Federal Home Loan Mortgage Corp. (3315-S), 6.191%, due 05/15/37 (I/O) (I/F) (1)

8,004,614

17,132,102

Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36

18,464,450

45,862,833

Federal Home Loan Mortgage Corp. (3410-IS), 6.051%, due 02/15/38 (I/O) (I/F) (1)

6,174,486

29,164,463

Federal Home Loan Mortgage Corp. (3424-BI), 6.581%, due 04/15/38 (I/O) (I/F) (1)

4,269,860

7,964,490

Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24

8,403,592

18,852,892

Federal Home Loan Mortgage Corp. (3519-SH), 5.281%, due 07/15/37 (I/O) (I/F) (1)

1,912,172

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Collateralized Mortgage Obligations (Continued)

$
77,004,230

Federal Home Loan Mortgage Corp. (3531-SC), 6.081%, due 05/15/39 (I/O) (I/F) (1)

$
9,604,473

17,203,308

Federal Home Loan Mortgage Corp. (3541-SA), 6.531%, due 06/15/39 (I/O) (I/F) (1)

1,864,240

64,175,334

Federal Home Loan Mortgage Corp. (3550-GS), 6.531%, due 07/15/39 (I/O) (I/F) (1)

10,186,198

12,108,714

Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32

13,218,799

19,487,669

Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29

19,960,397

37,500,000

Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29

38,121,090

24,666,667

Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29

24,250,417

45,000,000

Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24

45,015,183

25,000,000

Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24

24,676,973

8,617,885

Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37

9,097,081

20,115,000

Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)

21,074,391

21,317,000

Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36

23,268,516

20,564,734

Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35

21,958,143

33,000,000

Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21

36,026,719

1,326,300

Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31

1,447,034

15,440,000

Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18

16,282,416

5,644,612

Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)

6,005,543

26,814,520

Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC) (5)

28,768,062

2,750,639

  Federal National Mortgage Association (04-52-SW), 6.887%, due 07/25/34 (I/O) (I/F)
(1)

453,513

202,771

Federal National Mortgage Association (04-58-SU), 9.634%, due 04/25/34 (I/F) (1)

203,681

10,000,000

Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24

10,522,370

8,000,000

Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29

8,598,458

2,035,993

Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35

2,039,072

55,000,000

Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (5)

59,539,760

1,874,800

Federal National Mortgage Association (06-107-DS), 15.469%, due 11/25/36 (I/F) (1)

1,935,497

62,768,676

  Federal National Mortgage Association (07-103-AI), 6.287%, due 03/25/37 (I/O) (I/F)
(1)

8,198,160

30,298,770

  Federal National Mortgage Association (07-20-SI), 6.237%, due 03/25/37 (I/O) (I/F)
(1)

4,023,065

30,942,368

  Federal National Mortgage Association (07-21-SE), 6.227%, due 03/25/37 (I/O) (I/F)
(1)

4,095,216

3,242,489

Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)

3,284,797

11,454,193

Federal National Mortgage Association (07-5-PB), 6%, due 07/25/33 (PAC) (5)

11,815,506

36,089,240

  Federal National Mortgage Association (07-56-SG), 6.197%, due 06/25/37 (I/O) (I/F)
(1)(5)

4,804,145

81,752,997

  Federal National Mortgage Association (07-58-SV), 6.537%, due 06/25/37 (I/O) (I/F)
(1)

11,429,452

10,808,262

Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36 (5)

11,369,309

5,360,783

Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36

5,786,410

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Collateralized Mortgage Obligations (Continued)

$
18,617,762

Federal National Mortgage Association (07-65-S), 6.387%, due 07/25/37 (I/O) (I/F) (1)

$
2,351,742

18,391,591

Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37

19,553,410

4,191,553

Federal National Mortgage Association (07-88-FY), 0.673%, due 09/25/37 (1)

4,181,759

27,894,787

Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37

29,538,914

59,006,848

Federal National Mortgage Association (08-1-AI), 6.037%, due 05/25/37 (I/O) (I/F) (1)

6,084,904

35,726,222

  Federal National Mortgage Association (08-13-SB), 6.027%, due 03/25/38 (I/O) (I/F)
(1)

4,897,272

51,695,311

  Federal National Mortgage Association (08-23-SB), 6.637%, due 04/25/38 (I/O) (I/F)
(1)

7,871,288

15,157,869

  Federal National Mortgage Association (08-35-SD), 6.237%, due 05/25/38 (I/O) (I/F)
(1)

1,675,333

82,046,131

  Federal National Mortgage Association (08-66-SG), 5.857%, due 08/25/38 (I/O) (I/F)
(1)

11,075,563

42,961,293

  Federal National Mortgage Association (08-68-SA), 5.757%, due 08/25/38 (I/O) (I/F)
(1)

5,639,254

8,153,639

Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24

8,514,405

43,485,668

Federal National Mortgage Association (09-3-SH), 5.237%, due 06/25/37 (I/O) (I/F) (1)

4,230,703

14,588,277

  Federal National Mortgage Association (09-47-SV), 6.537%, due 07/25/39 (I/O) (I/F)
(1)

1,840,549

40,230,014

  Federal National Mortgage Association (09-51-SA), 6.537%, due 07/25/39 (I/O) (I/F)
(1)

5,777,191

22,052,950

Federal National Mortgage Association (09-6-SD), 5.337%, due 02/25/39 (I/O) (I/F) (1)

2,670,427

19,700,000

Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24 (5)

19,498,128

26,860,368

Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (5)

25,722,882

34,000,000

Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29

32,790,078

12,314,026

  Federal National Mortgage Association (09-72-JS), 7.037%, due 09/25/39 (I/O) (I/F)
(1)

1,399,815

51,159,200

Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39

50,807,737

36,947,273

Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39 (5)

35,352,056

71,008,606

Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O)

14,067,927

371,557

Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)

389,354

2,138,510

Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)

1,900,149

133,548

Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22

151,398

35,500,000

  Federal National Mortgage Association Whole Loans (04-W10-A5), 5.5%, due 08/25/34 (PAC)
(5)

38,561,875

2,684,157

  Government National Mortgage Association (03-42-SH), 6.336%, due 05/20/33 (I/O) (I/F)
(1)

409,971

357,734

Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)

186,255

73,268,949

Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC)

74,753,187

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Collateralized Mortgage Obligations (Continued)

$
38,963,000

Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 6.078%, due 07/10/38 (1)

$
43,220,966

26,811,600

Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39

29,150,853

35,417,198

GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36

28,850,995

40,000,000

GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37

38,419,240

2,745,667

Harborview Mortgage Loan Trust (04-10-3A1A), 2.995%, due 01/19/35 (1)

2,210,548

16,229,180

Homebanc Mortgage Trust (05-3-A1), 0.453%, due 06/25/35 (1)

13,654,112

178,199

Impac CMB Trust (05-1-1A1), 0.733%, due 04/25/35

142,677

14,643,174

Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.196%, due 11/25/35 (1)

11,899,488

12,331,303

Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.59%, due 06/25/35 (1)

9,093,284

11,831,981

Indymac Index Mortgage Loan Trust (06-AR19-4A1), 5.08%, due 08/25/36 (1)(3)

7,377,290

22,578,633

Indymac Index Mortgage Loan Trust (07-AR13-4A1), 5.092%, due 07/25/37 (1)(3)

11,562,245

14,309,314

Indymac Index Mortgage Loan Trust (07-AR5-1A1), 5.009%, due 05/25/37 (1)(3)

7,540,100

21,182,786

Indymac Index Mortgage Loan Trust (07-AR5-2A1), 5.013%, due 05/25/37 (1)(3)

12,531,270

30,571,736

JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36

26,276,346

11,781,817

JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36 (2)

9,137,329

17,586,957

JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/25/36 (2)

14,166,313

3,613,771

Lehman Mortgage Trust (05-1-4A3), 0.563%, due 11/25/35 (1)

2,931,359

1,314,099

Lehman Mortgage Trust (05-1-4A4), 19.078%, due 11/25/35 (I/F) (1)

1,570,396

6,074,382

Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20

5,882,655

10,241,140

Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35

8,027,108

11,781,251

Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36

8,657,005

14,197,085

Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27

12,785,405

4,758,902

Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37

3,843,696

11,807,953

Lehman XS Trust (07-14H-A211), 0.731%, due 07/25/47 (1)(3)

5,493,369

12,051,460

MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35

10,643,641

109,634

MASTR Alternative Loans Trust (06-2-2A1), 0.613%, due 03/25/36

39,973

1,196,045

MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33

1,242,432

30,362

Mastr Seasoned Securitization Trust (04-1-4A1), 2.948%, due 10/25/32

29,269

1,722,045

Merrill Lynch Alternative Note Asset (07-A1-A3), 0.373%, due 01/25/37

760,512

17,255,762

Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 2.852%, due 03/25/36 (1)

10,800,088

23,803,000

Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (1)

26,211,876

12,935,000

Morgan Stanley Capital I Trust (07-T27-A4), 5.795%, due 06/11/42

14,403,573

28,599,245

Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36 (1)

15,331,884

27,555,919

NCUA Guaranteed Note (10-R2-1A), 0.61%, due 11/06/17 (1)

27,564,461

13,153,238

NCUA Guaranteed Note (10-R2-2A), 0.71%, due 11/05/20 (1)

13,130,630

26,118,781

NCUA Guaranteed Note (10-R3-1A), 0.8%, due 12/08/20 (1)

26,249,375

21,978,821

NCUA Guaranteed Note (10-R3-2A), 0.859%, due 12/08/20 (1)

22,092,150

24,840,727

NCUA Guaranteed Notes (10-R1-1A), 0.69%, due 10/07/20 (1)

24,871,778

39,270,000

NCUA Guaranteed Notes (11-R6-1A), 0.593%, due 05/07/20 (1)

39,270,000

436,282

Nomura Asset Acceptance Corp. (06-AR4-A1A), 0.383%, due 12/25/36 (1)(3)

212,314

54,939,850

Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36

49,077,597

23,524,133

Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (3)

19,038,624

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Collateralized Mortgage Obligations (Continued)

$
15,054,231

RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37 (2)

$
12,915,902

5,639,895

Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35

4,882,118

12,043,238

Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (3)

7,528,707

24,150,328

Residential Accredit Loans, Inc. (06-QS7-A3), 6%, due 06/25/36 (3)

16,137,430

10,711,684

Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (3)

6,632,734

427,724

Residential Accredit Loans, Inc. (07-QS8-A10), 6%, due 06/25/37

306,350

9,097,121

Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36

7,788,791

11,500,000

Residential Funding Mortgage Securities I (06-S5-A12), 6%, due 06/25/36 (PAC)

9,439,916

4,627,933

Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)

4,138,532

30,000,000

Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37

25,594,149

21,742,640

Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 5.76%, due 01/25/36 (1)

16,546,997

9,879,422

Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 5.606%, due 04/25/36 (1)

7,623,832

27,873,103

Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.806%, due 08/25/47

16,341,228

1,232,300

Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33

1,298,094

8,645,000

TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.983%, due 08/15/39 (1)

9,483,651

4,771,138

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36

4,094,065

7,051,744

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.813%, due 07/25/36 (1)

3,456,452

5,068,212

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.813%, due 07/25/36 (1)(3)

1,716,229

43,265,486

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37

35,347,288

11,527,319

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37

8,333,870

49,729

Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32

49,717

34,210,016

Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37

29,634,153

184,035

Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36

162,480

21,249,000

Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37

20,087,976

2,886,447

Wells Fargo Mortgage Backed Securities Trust (07-11-A88), 6%, due 08/25/37

2,820,036

33,329,029

Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.548%, due 12/27/46 (1)(2)

16,773,107

Total Collateralized Mortgage Obligations (Cost: $2,661,782,042)

2,875,598,919

U.S. Government Agency Obligations (33.2%)

52,765,000

Federal Farm Credit Bank, 0.19%, due 08/08/12 (1)

52,767,322

54,445,000

Federal Farm Credit Bank, 0.19%, due 08/20/12 (1)

54,446,089

108,000,000

Federal Home Loan Mortgage Corp., 0.23%, due 10/12/12 (1)

108,050,868

795,039

Federal Home Loan Mortgage Corp., Pool #1B2650, 4.767%, due 11/01/34 (1)

826,531

13,729

Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (1)

13,756

97,807

Federal Home Loan Mortgage Corp., Pool #755363, 2.671%, due 09/01/30 (1)

102,493

120,772

Federal Home Loan Mortgage Corp., Pool #789924, 2.474%, due 11/01/32 (1)

127,177

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

U.S. Government Agency Obligations (Continued)

$
6,633

Federal Home Loan Mortgage Corp., Pool #846317, 2.477%, due 08/01/26 (1)

$
6,801

56,518

Federal Home Loan Mortgage Corp., Pool #846510, 2.529%, due 04/01/25 (1)

59,370

113,683

Federal Home Loan Mortgage Corp., Pool #846732, 2.493%, due 01/01/30 (1)

117,227

24,954,850

Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39 (5)

26,376,441

76,816,963

Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (5)

81,697,071

23,769,420

Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40 (5)

25,228,083

57,908

Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19

62,337

61,120

Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19

65,794

193,010

Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19

207,770

87,731

Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19

94,440

329,882

Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22

363,221

1,553,201

Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35

1,645,564

70,881,130

Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40

70,674,525

2,404,879

Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20

2,559,926

6,005,858

Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22

6,529,118

7,445,588

Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20

7,925,620

7,971,469

Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24

8,685,293

61,934

Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21

70,202

15,861,065

Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29

17,422,389

15,980,597

Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28

17,553,687

23,301,176

Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29

24,820,667

1,837,493

Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37

1,952,910

51,540,605

Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25

52,280,946

14,503,156

Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38

15,606,052

19,447,709

Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36

20,455,343

131,320,000

Federal Home Loan Mortgage Corp. TBA, 3.5% (4)

133,002,472

53,455,000

Federal National Mortgage Association, 0.246%, due 10/18/12 (1)

53,455,133

44,929

Federal National Mortgage Association, Pool #124410, 2.415%, due 07/01/22 (1)

46,268

395,611

Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17

429,104

1,047,646

Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23

1,142,719

22,344,707

Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29

23,771,230

13,437,478

Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47

14,684,789

49,014

Federal National Mortgage Association, Pool #348025, 2.545%, due 06/01/26 (1)

49,886

35,637,696

Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33

38,506,809

4,068,352

Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18

4,286,056

151,532

Federal National Mortgage Association, Pool #655819, 2.479%, due 08/01/32 (1)

152,958

83,613

Federal National Mortgage Association, Pool #661856, 2.688%, due 10/01/32 (1)

83,515

1,234,497

Federal National Mortgage Association, Pool #671133, 5.285%, due 02/01/33 (1)

1,313,355

299,409

Federal National Mortgage Association, Pool #672272, 2.354%, due 12/01/32 (1)

313,890

566,912

Federal National Mortgage Association, Pool #676766, 2.329%, due 01/01/33 (1)

594,108

503,250

Federal National Mortgage Association, Pool #687847, 2.325%, due 02/01/33 (1)

526,718

1,759,682

Federal National Mortgage Association, Pool #692104, 5.054%, due 02/01/33 (1)

1,867,826

951,479

Federal National Mortgage Association, Pool #699866, 2.368%, due 04/01/33 (1)

1,001,794

555,534

Federal National Mortgage Association, Pool #704454, 2.449%, due 05/01/33 (1)

583,682

803,611

Federal National Mortgage Association, Pool #708820, 4.497%, due 06/01/33 (1)

850,648

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

U.S. Government Agency Obligations (Continued)

$
2,024,675

Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19

$
2,135,727

575,841

Federal National Mortgage Association, Pool #728824, 2.808%, due 07/01/33 (1)

604,398

2,920,233

Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33

3,149,359

126,987

Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19

136,711

1,095,709

Federal National Mortgage Association, Pool #821915, 2.685%, due 06/01/35 (1)

1,146,339

5,333,560

Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37

6,026,714

24,251,586

Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38

25,383,023

29,883,362

Federal National Mortgage Association, Pool #957876, 4.623%, due 05/01/18 (1)

30,597,039

18,552,813

Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28

19,748,851

8,470,164

Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23

9,049,065

23,993,546

Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24

26,211,075

24,940,503

Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49

26,990,570

13,250,084

Federal National Mortgage Association, Pool #995745, 6.5%, due 01/01/49

14,740,861

40,814,926

Federal National Mortgage Association, Pool #995953, 6%, due 07/01/29

44,667,275

28,595,913

Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29

31,294,960

16,217,247

Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38

17,364,617

99,545,172

Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40

99,410,546

21,044,648

Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29

21,988,708

14,545,396

Federal National Mortgage Association, Pool #AD0791, 4.761%, due 02/01/20

15,526,320

14,031,686

Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21

14,493,682

45,211,809

Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29

47,240,004

283,850,000

Federal National Mortgage Association TBA, 3.5% (4)

287,331,591

69,145,000

Federal National Mortgage Association TBA, 6% (4)

75,616,543

44,742,433

Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (1)

47,005,770

99,735

Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34

113,866

109,578

Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34

125,103

857,269

Government National Mortgage Association II, Pool #80963, 2.625%, due 07/20/34 (1)

884,466

Total U.S. Government Agency Obligations (Cost: $1,716,478,245)

1,744,441,176

U.S. Treasury Notes (2.4%)

131,765,000

U.S. Treasury Note, 2.625%, due 08/15/20

125,289,936

Total U.S. Treasury Notes (Cost: $130,031,816)

125,289,936

Total Fixed Income Securities (Cost: $4,984,675,205) (99.7%)

5,238,399,239

Short-Term Investments

Commercial Paper (4.4%)

25,000,000

Barclays U.S. Funding LLC, 0.22%, due 07/27/11

24,985,848

24,000,000

Barclays U.S. Funding LLC, 0.23%, due 07/08/11

23,990,201

49,545,000

BNP Paribas Finance, Inc., 0.23%, due 07/18/11

49,520,777

49,580,000

Credit Suisse NY, 0.2%, due 07/20/11

49,551,541

49,585,000

Deutsche Bank Financial LLC, 0.21%, due 07/25/11

49,554,203

34,800,000

National Rural Utilities Cooperative Finance Corp., 0.18%, due 06/14/11

34,792,344

Total Commercial Paper (Cost: $232,407,315)

232,394,914

See
accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2011

Number of Shares

Money Market Investments

Value

37,803,360

Blackrock Provident Institutional Fund, 0.1%

$
37,803,360

208,900,000

Dreyfus Institutional Cash Advantage Fund, 0.13%

208,900,000

25,000,000

DWS Money Market Series, Institutional Shares, 0.11%

25,000,000

Total Money Market Investments (Cost: $271,703,360) (5.2%)

271,703,360

Total Investments (Cost: $5,488,785,880) (109.3%)

5,742,497,513

Liabilities in Excess of Other Assets (–9.3%)

(489,246,514
)

Net Assets (100.0%)

$
5,253,250,999

Notes to the Schedule of Investments:

I/F -
Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O -
Interest Only Security.

PAC -
Planned Amortization Class.

P/O -
Principal Only Security.

TAC -
Target Amortization Class.

(1)

Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2011.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $84,718,662 or 1.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)

A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(4)

Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)

All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Asset-Backed Securities

9.4
%

Private Mortgage-Backed Securities

30.6

U.S. Government Agency Obligations

57.3

U.S. Government Obligations

2.4

Short-Term Investments

9.6

Total

109.3
%

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)
April 30, 2011

Principal Amount

Fixed Income Securities

Value

Asset-Backed Securities (12.0% of Net Assets)

$
21,797

Accredited Mortgage Loan Trust (05-4-A2C), 0.423%, due 12/25/35 (1)

$
21,263

33,245

Americredit Prime Automobile Receivable Trust (07-1-A4), 0.263%, due 04/08/13 (1)

33,239

48,979

Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30

51,217

56,358

Centex Home Equity (05-A-AF5), 5.28%, due 01/25/35

56,282

46,329

Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/29

50,515

75,000

Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 08/25/35

75,477

59,076

HSBC Home Equity Loan Trust (05-2-M1), 0.673%, due 01/20/35 (1)

54,419

69,173

HSBC Home Equity Loan Trust (07-2-A2V), 0.373%, due 07/20/36 (1)

67,841

47,081

Mid-State Trust (04-1-M1), 6.497%, due 08/15/37

47,223

54,468

Nissan Auto Lease Trust (09-B-A3), 2.07%, due 01/15/15

54,654

50,682

Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36

52,048

10,513

Structured Asset Securities Corp. (07-WF2-A2), 0.913%, due 08/25/37 (1)

10,414

48,816

Volkswagen Auto Lease Trust (09-A-A3), 3.41%, due 04/16/12

49,080

Total Asset-Backed Securities (Cost: $614,815)

623,672

Collateralized Mortgage Obligations (20.1%)

62,265

Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43

63,546

60,000

Banc of America Commercial Mortgage, Inc. (03-1-A2), 4.648%, due 09/11/36

62,566

40,000

Banc of America Commercial Mortgage, Inc. (03-2-A4), 5.061%, due 03/11/41

42,251

19,257

Bear Stearns Commercial Mortgage Securities (03-T12-A3), 4.24%, due 08/13/39

19,455

22,931

First Union National Bank Commercial Mortgage (02-C1-A2), 6.141%, due 02/12/34

23,497

57,013

GE Capital Commercial Mortgage Corp. (02-1A-A3), 6.269%, due 12/10/35

58,664

50,000

GE Capital Commercial Mortgage Corp. (03-C1-A4), 4.819%, due 01/10/38

51,848

84,537

Mastr Seasoned Securitization Trust (04-1-4A1), 2.948%, due 10/25/32

81,495

63,065

Mastr Seasoned Securitization Trust (05-1-4A1), 2.909%, due 10/25/32

62,652

53,195

Merrill Lynch Mortgage Trust (02-MW1-A4), 5.619%, due 07/12/34

54,857

16,098

Morgan Stanley Dean Witter Capital I (01-TOP3-A4), 6.39%, due 07/15/33

16,115

57,164

Morgan Stanley Dean Witter Capital I (01-TOP5-A4), 6.39%, due 10/15/35

57,981

64,117

Morgan Stanley Dean Witter Capital I (02-IQ2-A4), 5.74%, due 12/15/35

65,906

75,000

NCUA Guaranteed Notes (11-R6-1A), 0.593%, due 05/07/20 (1)(2)

75,000

78,964

Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31

78,663

60,000

Salomon Brothers Mortgage Securities VII, Inc. (02-KEY2-A3), 4.865%, due 03/18/36

61,857

59,108

Wachovia Bank Commercial Mortgage Trust (02-C1-A4), 6.287%, due 04/15/34

60,717

20,000

Wachovia Bank Commercial Mortgage Trust (03-C3-A2), 4.867%, due 02/15/35

20,513

20,000

Wachovia Bank Commercial Mortgage Trust (03-C6-A4), 5.125%, due 08/15/35

21,070

64,859

Wells Fargo Mortgage Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34

66,710

Total Collateralized Mortgage Obligations (Cost: $1,029,890)

1,045,363

U.S. Government Agency Obligations (12.9%)

50,000

Federal Home Loan Banks, 0.54%, due 10/29/12 (2)

49,940

50,000

Federal Home Loan Banks, 0.625%, due 12/03/12 (2)

50,007

87,042

Federal Home Loan Mortgage Corp. (2543-YF), 0.618%, due 03/15/32 (1)(2)

87,043

41,928

Federal Home Loan Mortgage Corp. (2395-FT), 0.668%, due 12/15/31 (1)

42,142

68,582

Federal Home Loan Mortgage Corp. Strip (242-F29), 0.469%, due 11/15/36 (1)

68,080

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

U.S. Government Agency Obligations (Continued)

$
57,811

Federal National Mortgage Association (05-W3-2AF), 0.432%, due 03/25/45 (1)

$
57,170

50,358

Federal National Mortgage Association (07-36-F), 0.443%, due 04/25/37 (1)

49,743

37,655

Federal National Mortgage Association (04-W2-1A3F), 0.563%, due 02/25/44 (1)

37,254

20,356

Federal National Mortgage Association (02-87-FB), 0.722%, due 10/25/31 (PAC) (1)

20,371

47,796

Federal National Mortgage Association (01-70-OF), 1.162%, due 10/25/31 (1)

48,699

20,923

Federal National Mortgage Association (93-247-FM), 2.669%, due 12/25/23 (1)

21,438

77,924

Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24

81,604

37,988

Federal National Mortgage Association (03-30-HP), 4.25%, due 07/25/17

38,778

22,293

Federal National Mortgage Association (06-B1-AB), 6%, due 06/25/16

22,635

Total U.S. Government Agency Obligations (Cost: $665,624)

674,904

Corporate Bonds (31.9%)

Airlines (4.9%)

52,589

Continental Airlines Pass-Through Certificate (00-1-A1), 8.048%, due 05/01/22 (EETC)

57,190

100,000

Delta Air Lines Pass-Through Certificate (01-1-A2), 7.111%, due 09/18/11 (EETC)

101,750

104,388

JetBlue Airways Pass-Through Certificate (04-2-G1), 0.688%, due 02/15/18 (EETC) (1)

96,865

Total Airlines (Cost: $253,249)

255,805

Banks (11.6%)

75,000

Abbey National Treasury Services PLC, 1.853%, due 04/25/14 (1)

75,330

80,000

Bank of America N.A., 0.589%, due 06/15/16 (1)

74,988

7,000

Citigroup, Inc., 0.862%, due 08/25/36 (1)

5,460

75,000

Citigroup, Inc., 2.013%, due 05/15/18 (1)

75,843

70,000

City National Corp., 5.125%, due 02/15/13

73,400

75,000

Goldman Sachs Group, Inc. (The), 1.31%, due 02/07/14 (1)

75,207

75,000

JPMorgan Chase Bank N.A., 0.639%, due 06/13/16 (1)

71,392

50,000

Lloyds TSB Bank PLC, 2.624%, due 01/24/14 (1)

51,359

100,000

National Australia Bank, Ltd., 1.009%, due 04/11/14 (1)

100,003

Total Banks (Cost: $601,665)

602,982

Diversified Financial Services (2.3%)

70,000

American Express Credit Corp., 7.3%, due 08/20/13

78,676

35,000

Macquarie Group, Ltd., (144A), 7.3%, due 08/01/14 (3)

39,320

Total Diversified Financial Services (Cost: $117,200)

117,996

Healthcare-Services (Cost: $51,365) (1.0%)

50,000

Universal Health Services, Inc., 6.75%, due 11/15/11

51,422

Insurance (2.8%)

70,000

Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (3)

75,689

70,000

Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(3)

67,856

Total Insurance (Cost: $141,852)

143,545

See
accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2011

Principal Amount

Fixed Income Securities

Value

Oil & Gas (Cost: $41,294) (0.8%)

$
40,000

Sabine Pass LNG LP, 7.25%, due 11/30/13

$
41,300

Real Estate (Cost: $48,104) (0.9%)

45,000

Post Apartment Homes LP, 6.3%, due 06/01/13

48,409

REITS (6.9%)

50,000

Brandywine Operating Partnership LP, 5.75%, due 04/01/12

51,842

70,000

HCP, Inc., 6%, due 01/30/17

77,080

70,000

Health Care REIT, Inc., 6.2%, due 06/01/16

77,763

50,000

Healthcare Realty Trust, Inc., 5.125%, due 04/01/14

53,274

20,000

Kimco Realty Corp., 4.82%, due 06/01/14

21,374

26,000

Liberty Property LP, 6.375%, due 08/15/12

27,512

50,000

UDR, Inc., 5%, due 01/15/12

51,102

Total REITS (Cost: $356,263)

359,947

Telecommunications (Cost: $39,172) (0.7%)

40,000

iPCS, Inc., 2.429%, due 05/01/13 (1)

38,700

Total Corporate Bonds (Cost: $1,650,164)

1,660,106

Municipal Bonds (Cost: $75,472) (1.5%)

75,000

State of Illinois, General Obligation, 4.511%, due 03/01/15

77,088

Total Fixed Income Securities (Cost: $4,035,965) (78.4%)

4,081,133

Short-Term Investments

300,000

Federal Home Loan Bank Discount Note, 0%, due 06/15/11 (2)

299,957

404,000

Federal Home Loan Mortgage Corp Discount Note, 0%, due 06/21/11 (2)

403,931

16,080

  Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 05/02/11 (collateralized by $20,000 U.S. Treasury Bill, 1.00%, due 05/19/11, valued at $20,000) (Total Amount to be Received Upon Repurchase $16,080)

16,080

180,886

State Street Euro Dollar Time Deposit, Inc., 0.01%, due 05/02/11 (2)

180,886

Total Short-Term Investments (Cost: $900,854) (17.3%)

900,854

Total Investments (Cost: $4,936,819) (95.7%)

4,981,987

Assets in Excess of Other Liabilities (4.3%)

227,874

Net Assets (100.0%)

$
5,209,861

Notes to the Schedule of Investments:

EETC
Enhanced Equipment Trust Certificate.

PAC -
Planned Amortization Class.

REIT -
Real Estate Investment Trust.

(1)

Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2011.

(2)

All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $182,865 or 3.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Airlines

4.9
%

Asset-Backed Securities

12.0

Banks

11.6

Diversified Financial Services

2.3

Healthcare-Services

1.0

Insurance

2.8

Real Estate

0.9

Municipal Bonds

1.5

Oil & Gas

0.8

Private Mortgage-Backed Securities

20.1

REITS

6.9

Telecommunications

0.7

U.S. Government Agency Obligations

12.9

Short-Term Investments

17.3

Total

95.7
%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)
April 30, 2011

TCW Money Market Fund

TCW Core Fixed Income Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

Dollar Amounts in Thousands (Except per Share Amounts)

ASSETS

  Investments, at Value
(1)

$
109,427

$
337,436

$
2,106,068

$
36,406

Foreign Currency, at Value

—

—

—

18

(2)

Cash

—

11,059

—

—

Receivable for Securities Sold

—

1

35,591

1,027

Receivable for Fund Shares Sold

—

2,425

38,234

1,715

Interest and Dividends Receivable

464

1,673

34,191

538

Receivable from Investment Advisor

—

—

—

22

Total Assets

109,891

352,594

2,214,084

39,726

LIABILITIES

Distributions Payable

4

208

3,460

14

Payable for Securities Purchased

—

28,057

96,152

7,270

Payable for Fund Shares Redeemed

—

(3)

1,105

8,193

19

Accrued Directors’ Fees and Expenses

7

7

7

1

Accrued Compliance Expense

—

(3)

—

(3)

4

—

Accrued Management Fees

7

54

1,209

—

Accrued Distribution Fees

—

31

155

2

Other Accrued Expenses

23

60

142

41

Total Liabilities

41

29,522

109,322

7,347

NET ASSETS

$
109,850

$
323,072

$
2,104,762

$
32,379

NET ASSETS CONSIST OF:

Paid-in Capital

$
109,894

$
309,632

$
2,028,271

$
31,345

Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency

(45
)

6,232

6,073

119

Unrealized Appreciation of Investments and Foreign Currency

—

8,563

68,209

1,024

Undistributed (Overdistributed) Net Investment Income

1

(1,355
)

2,209

(109
)

NET ASSETS

$
109,850

$
323,072

$
2,104,762

$
32,379

NET ASSETS ATTRIBUTABLE TO:

I Class Share

$
109,850

$
168,934

$
1,310,043

$
20,701

N Class Share

$
154,138

$
794,719

$
11,678

CAPITAL SHARES OUTSTANDING: (4)

I Class Share

109,894,387

15,759,546

147,168,351

1,954,426

N Class Share

14,353,840

69,576,406

1,102,658

NET ASSET VALUE PER SHARE: (5)

I Class Share

$
1.00

$
10.72

$
8.90

$
10.59

N Class Share

$
10.74

$
11.42

$
10.59

(1)
The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund
at April 30, 2011 was $109,427, $328,873, $2,038,052 and $35,392, respectively.

(2)
The identified cost at April 30, 2011 was $18.

(3)
Amount rounds to less than $1.

(4)
The number of authorized shares with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund is
1,667,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Income Fund is 2,000,000,000 for each of the I Class and N Class shares and the TCW Emerging Markets Local Currency Income Fund is 1,667,000,000 for each of the I
Class and N Class shares.

(5)
Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)
April 30, 2011

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

Dollar Amounts in Thousands (Except per Share Amounts)

ASSETS

  Investments, at Value
(1)

$
110,356

$
9,690

$
5,742,498

Cash

1,922

—

25,446

Receivable for Securities Sold

54

16

7,893

Receivable for Fund Shares Sold

124

18

28,269

Interest and Dividends Receivable

2,135

67

19,437

Receivable from Investment Advisor

—

15

—

Total Assets

114,591

9,806

5,823,543

LIABILITIES

Distributions Payable

109

12

8,331

Payable for Securities Purchased

4,271

48

549,511

Payable for Fund Shares Redeemed

124

—

(2)

9,844

Accrued Directors’ Fees and Expenses

7

7

7

Accrued Compliance Expense

1

—

(2)

12

Accrued Management Fees

59

—

1,457

Accrued Distribution Fees

8

—

422

Options Written, at Value (3)

40

—

—

Other Accrued Expenses

43

25

708

Total Liabilities

4,662

92

570,292

NET ASSETS

$
109,929

$
9,714

$
5,253,251

NET ASSETS CONSIST OF:

Paid-in Capital

$
107,604

$
16,953

$
5,009,404

Accumulated Net Realized Gain (Loss) on Investments

(370
)

(7,123
)

50,456

Unrealized Appreciation (Depreciation) of Investments

2,769

(229
)

253,712

Undistributed (Overdistributed) Net Investment Income

(74
)

113

(60,321
)

NET ASSETS

$
109,929

$
9,714

$
5,253,251

NET ASSETS ATTRIBUTABLE TO:

I Class Share

$
69,322

$
9,714

$
3,194,969

N Class Share

$
40,607

$
2,058,282

CAPITAL SHARES OUTSTANDING: (4)

I Class Share

10,556,227

1,094,043

321,573,515

N Class Share

6,142,998

200,278,541

NET ASSET VALUE PER SHARE: (5)

I Class Share

$
6.57

$
8.88

$
9.94

N Class Share

$
6.61

$
10.28

(1)
The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2011 was $107,587, $9,919 and
$5,488,786, respectively.

(2)
Amount rounds to less than $1.

(3)
The premiums received from the TCW High Yield Bond Fund was $40.

(4)
The number of authorized shares, with a par value of $0.001 per share, for the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW
Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.

(5)
Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Consolidated Statement of Assets and Liabilities (Unaudited)
April 30, 2011

TCW Enhanced Commodity Strategy Fund

ASSETS

  Investments, at Value
(1)

$
4,982

Receivable for Securities Sold

10,354

Receivable from Investment Advisor

24

Interest Receivable

25

Cash Collateral Held for Open Swap Agreements

180

Total Assets

15,565

LIABILITIES

Payable for Securities Purchased

10,328

Swap Interest Payable

—

(2)

Accrued Directors’ Fees and Expenses

2

Accrued Management Fees

—

(2)

Other Accrued Expenses

24

Total Liabilities

10,354

NET ASSETS

$
5,211

NET ASSETS CONSIST OF:

Paid-in Capital

$
5,000

Accumulated Net Realized Gain on Investments

162

Unrealized Appreciation of Investments

45

Undistributed Net Investment Income

4

$
5,211

NET ASSETS ATTRIBUTABLE TO:

I Class Share

$
3,127

N Class Share

$
2,084

SHARES OUTSTANDING (3)

I Class Share

300,205

N Class Share

200,005

NET ASSET VALUE PER SHARE (4)

I Class Share

$
10.42

N Class Share

$
10.42

(1)
The identified consolidated cost for the TCW Enhanced Commodity Strategy Fund was $4,937 at April 30, 2011.

(2)
Amount rounds to less than $1.

(3)
The number of authorized shares with a par value of $0.001 per share for the TCW Enhanced Commodity Strategy Fund is 2,000,000,000 for each of the I Class and N Class shares.

(4)
Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)
Six Months Ended April 30, 2011

TCW Money Market Fund

TCW Core Fixed Income Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund (1)

Dollar Amounts in Thousands

INVESTMENT INCOME

Income:

Interest

$
231

$
6,702

$

69,283
(2)

$

366
(2)

Total

231

6,702

69,283

366

Expenses:

Management Fees

165

631

6,004

38

Accounting Services Fees

11

24

119

1

Administration Fees

11

26

85

3

Transfer Agent Fees:

I Class

9

26

126

2

N Class

—

48

157

2

Custodian Fees

10

46

220

47

Professional Fees

24

31

30

15

Directors’ Fees and Expenses

10

10

10

7

Registration Fees:

I Class

13

22

87

19

N Class

—

25

70

19

Distribution Fees:

N Class

—

176

795

5

Compliance Expense

—
(3)

2

25

—

Shareholder Reporting Expense

3

2

6

4

Other

15

33

108

2

Total

271

1,102

7,842

164

Less Expenses Borne by Investment Advisor:

I Class

103

106

—

58

N Class

—

64

—

56

Net Expenses

168

932

7,842

50

Net Investment Income

63

5,770

61,441

316

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net Realized Gain (Loss) on:

Investments

13

5,209

3,098
(4)

157

Foreign Currency

—

73

(623
)

(38
)

Change in Unrealized Appreciation (Depreciation) on:

Investments

—

(6,952
)

31,956

1,014

Foreign Currency

—

(110
)

142

10

Net Realized and Unrealized Gain (Loss)

13

(1,780
)

34,573

1,143

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

$
76

$
3,990

$
96,014

$
1,459

(1)
For the period December 15, 2010 (Commencement of Operations) through April 30, 2011.

(2)
Net of foreign taxes withheld. Total amounts withheld for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund were $1,002 and $16, respectively.

(3)
Amount rounds to less than $1.

(4)
Net of capital gain withholding taxes of $503.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)
Six Months Ended April 30, 2011

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

Dollar Amounts in Thousands

INVESTMENT INCOME

Income:

Interest

$
4,866

$
574

$
155,325

Dividends

41

(1)

—

—

Total

4,907

574

155,325

Expenses:

Management Fees

434

73

12,808

Accounting Services Fees

10

6

370

Administration Fees

11

9

313

Transfer Agent Fees:

I Class

18

5

527

N Class

19

—

502

Custodian Fees

37

18

67

Professional Fees

18

23

143

Directors’ Fees and Expenses

10

10

10

Registration Fees:

I Class

16

6

78

N Class

17

—

90

Distribution Fees:

N Class

56

—

2,619

Compliance Expense

2

—
(2)

40

Shareholder Reporting Expense

1

—

47

Other

16

10

540

Total

665

160

18,154

Less Expenses Borne by Investment Advisor:

I Class

—

68

2,402

N Class

32

—

1,337

Net Expenses

633

92

14,415

Net Investment Income

4,274

482

140,910

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net Realized Gain on:

Investments

5,215

143

31,379

Foreign Currency

—

(2)

—

—

Change in Unrealized Appreciation (Depreciation) on:

Investments

(3,251
)

(467
)

(84,388
)

Options Written

—

(2)

—

—

Net Realized and Unrealized Gain (Loss)

1,964

(324
)

(53,009
)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

$
6,238

$
158

$
87,901

(1)
Total foreign tax withheld for the TCW High Yield Bond Fund was less than $1.

(2)
Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Consolidated Statement of Operations (Unaudited)

TCW Enhanced Commodity Strategy
Fund
(1)

INVESTMENT INCOME

Income:

Interest

$

7

(2)

Total Income

7

Expenses:

Management Fee

2

Accounting Services Fees

2

Administration Fees

3

Transfer Agent Fees:

I Class Share

1

N Class Share

—
(3)

Custodian Fees

1

Professional Fees

14

Directors’ Fees and Expenses

2

Registration Fees:

I Class Share

—
(3)

N Class Share

—

(3)

Distribution Fees:

N Class Share

1

Compliance Expense

Shareholder Reporting Expense

1

Other

2

Total

29

Less Expenses Borne by Investment Advisor:

I Class Share

15

N Class Share

11

Net Expenses

3

Net Investment Income

4

NET REALIZED AND UNREALIZED GAIN

Net Realized Gain on:

Investments

8

Closed Swap Agreements

154

Change in Unrealized Appreciation on:

Investments

45

Open Swap Agreements

—

Net Realized and Unrealized Gain

207

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

$
211

(1)
For the period April 1, 2011 (Commencement of Operations) through April 30, 2011.

(2)
Total foreign tax withheld for TCW Enhanced Commodity Strategy Fund was less than $1.

(3)
Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

TCW Money Market Fund

TCW Core Fixed Income Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

Dollar Amounts in Thousands

OPERATIONS

Net Investment Income

$
63

$
206

$
5,770

$
15,529

Net Realized Gain (Loss)

13

(19
)

5,282

11,467

Change in Unrealized Appreciation (Depreciation)

—

—

(7,062
)

823

Increase in Net Assets Resulting from Operations

76

187

3,990

27,819

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from Net Investment Income:

I Class

(63
)

(244
)

(3,761
)

(11,120
)

N Class

—

—

(2,925
)

(5,070
)

Distributions from Net Realized Gain:

I Class

—

—

(3,526
)

(1,739
)

N Class

—

—

(2,775
)

(704
)

Total Distributions to Shareholders

(63
)

(244
)

(12,987
)

(18,633
)

NET CAPITAL SHARE TRANSACTIONS

I Class

(59,204
)

(45,594
)

(23,725
)

(35,225
)

N Class

—

—

16,466

61,537

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions

(59,204
)

(45,594
)

(7,259
)

26,312

Increase (Decrease) in Net Assets

(59,191
)

(45,651
)

(16,256
)

35,498

NET ASSETS

Beginning of Period

169,041

214,692

339,328

303,830

End of Period

$
109,850

$
169,041

$
323,072

$
339,328

Undistributed (Overdistributed) Net Investment Income

$
1

$
1

$
(1,355
)

$
(439
)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

For the period December 15, 2010 (Commencement
of Operations) through April 30, 2011 (Unaudited)

Dollar Amounts in Thousands

OPERATIONS

Net Investment Income

$
61,441

$
30,136

$
316

Net Realized Gain

2,475

30,803

119

Change in Unrealized Appreciation

32,098

32,076

1,024

Increase in Net Assets Resulting from Operations

96,014

93,015

1,459

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from Net Investment Income:

I Class

(35,643
)

(18,341
)

(253
)

N Class

(21,725
)

(11,695
)

(172
)

Distributions from Net Realized Gain:

I Class

(12,079
)

(207
)

—

N Class

(5,725
)

(23
)

—

Total Distributions to Shareholders

(75,172
)

(30,266
)

(425
)

NET CAPITAL SHARE TRANSACTIONS

I Class

676,181

482,682

20,096

N Class

286,879

460,777

11,249

Increase in Net Assets Resulting from Net Capital Shares Transactions

963,060

943,459

31,345

Increase in Net Assets

983,902

1,006,208

32,379

NET ASSETS

Beginning of Period

1,120,860

114,652

—

End of Period

$
2,104,762

$
1,120,860

$
32,379

Undistributed (Overdistributed) Net Investment Income

$
2,209

$
(1,864
)

$
(109
)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

TCW High Yield Bond Fund

TCW Short Term Bond Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

Dollar Amounts in Thousands

OPERATIONS

Net Investment Income

$
4,274

$
11,113

$
482

$
2,391

Net Realized Gain (Loss)

5,215

12,642

143

(6,960
)

Change in Unrealized Appreciation (Depreciation)

(3,251
)

(2,002
)

(467
)

9,923

Increase in Net Assets Resulting from Operations

6,238

21,753

158

5,354

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from Net Investment Income:

I Class

(2,819
)

(6,531
)

(588
)

(2,879
)

N Class

(1,671
)

(4,189
)

—

—

Total Distributions to Shareholders

(4,490
)

(10,720
)

(588
)

(2,879
)

NET CAPITAL SHARE TRANSACTIONS

I Class

(8,627
)

(8,288
)

(65,705
)

21,430

N Class

(7,574
)

(9,684
)

—

—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions

(16,201
)

(17,972
)

(65,705
)

21,430

Increase (Decrease) in Net Assets

(14,453
)

(6,939
)

(66,135
)

23,905

NET ASSETS

Beginning of Period

124,382

131,321

75,849

51,944

End of Period

$
109,929

$
124,382

$
9,714

$
75,849

Undistributed (Overdistributed) Net Investment Income

$
(74
)

$
142

$
113

$
219

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

TCW Total Return Bond Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

Dollar Amounts in Thousands

OPERATIONS

Net Investment Income

$
140,910

$
445,860

Net Realized Gain

31,379

333,621

Change in Unrealized (Depreciation)

(84,388
)

(239,399
)

Increase in Net Assets Resulting from Operations

87,901

540,082

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from Net Investment Income:

I Class

(106,608
)

(318,633
)

N Class

(70,676
)

(173,595
)

Distributions from Net Realized Gain:

I Class

(79,026
)

—

N Class

(52,956
)

—

Total Distributions to Shareholders

(309,266
)

(492,228
)

NET CAPITAL SHARE TRANSACTIONS

I Class

140,719

(4,744,691
)

N Class

(63,078
)

(1,159,586
)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions

77,641

(5,904,277
)

Decrease in Net Assets

(143,724
)

(5,856,423
)

NET ASSETS

Beginning of Period

5,396,975

11,253,398

End of Period

$
5,253,251

$
5,396,975

Overdistributed Net Investment Income

$
(60,321
)

$
(23,947
)

See accompanying notes to financial statements.

TCW Funds, Inc.

Consolidated Statement of Changes in Net Assets

TCW Enhanced Commodity Strategy Fund(1)(2)
(Unaudited)

OPERATIONS

Net Investment Income

$
4

Net Realized Gain

162

Change in Unrealized Appreciation

45

Increase in Net Assets Resulting from Operations

211

NET CAPITAL SHARE TRANSACTIONS

I Class

3,000

N Class

2,000

Increase in Net Assets Resulting from Net Capital Fund Share Transactions

5,000

Increase in Net Assets

5,211

NET ASSETS

Beginning of Period

—

End of Period

$
5,211

Undistributed Net Investment Income

$
4

(1)
For the period April 1, 2011 (Commencement of Operations) through April 30, 2011.

(2)
Dollar Amounts in Thousands

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 24 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment
Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 8 Fixed Income Funds that are covered in this report:

TCW Fund

Investment Objective

Diversified Money Market Fund

TCW Money Market Fund

Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund

Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as
“junk” bonds.

TCW Short Term Bond Fund

Seeks to maximize current income by investing at least 80% of its net assets in a diversified portfolio of debt securities including obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; or money markey instruments; or corporate debt securities rated A3 or higher by Moody’s or A- or higher by S&P; or mortgage-backed securities guaranteed by, or securied by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations; or privately issued mortgage-backed securities including commercial mortgage-backed securities.

TCW Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of its net assets in debt securities. At least 50% of its net assets will be invested in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations; or privately issued mortgage-backed securities rated Aa3 or higher by Moody’s or AA- or higher by S&P; or other obligations of the United States Governments, its agencies, instrumentalities or sponsored corporations; or money market instruments.

TCW Funds, Inc.

April 30, 2011

Note 1 — Organization (Continued)

TCW Fund

Investment Objective

Non-Diversified Fixed Income Funds

TCW Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

TCW Emerging Markets Local Currency Income Fund

Seeks high total return from current income and capital appreciation by investing primarily in debt securities denominated in the local currency of various emerging market countries.

TCW Enhanced Commodity Strategy Fund

Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the
TCW Enhanced Commodity Strategy Fund, the TCW High Yield Bond Fund, and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant
Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in the TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $1,403 or 26.93% of the Fund’s consolidated net assets. The excess percentage is due to market appreciation. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security
Valuations:    Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies
(Continued)

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily
available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —

quoted prices in active markets for identical investments

Level 2 —

other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —

significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation
techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity
securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.
markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities.    The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities.    U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Restricted securities.    Restricted
securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Total Return Swaps.    Total return
swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies
(Continued)

Options Contracts.    Exchange
listed option contracts traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3. Option contracts traded over-the-counter
(OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

The following is a summary of the inputs used as of April 30, 2011 in valuing the TCW Funds:

TCW Money Market Fund

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Significant Other Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Short-Term Investments

Commercial Paper

$
—

$
6,311,475

$
—

$
6,311,475

Corporate Bonds

—

43,648,548

—

43,648,548

Municipal Bonds

—

4,311,017

—

4,311,017

Money Market Investments

15,632,430

—

—

15,632,430

Repurchase Agreements

—

39,523,180

—

39,523,180

Total Short-Term Investments

15,632,430

93,794,220

—

109,426,650

Total Investments

15,632,430

93,794,220

—

109,426,650

Total

$
15,632,430

$
93,794,220

$
—

$
109,426,650

TCW Core Fixed Income Fund

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Significant Other Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Fixed Income Securities

Corporate Bonds*

$
—

$
58,741,481

$
—

$
58,741,481

Municipal Bonds

—

8,238,792

—

8,238,792

Sovereign

—

1,151,449

—

1,151,449

Asset-Backed Securities

—

4,395,204

—

4,395,204

Collateralized Mortgage Obligations

—

79,681,852

—

79,681,852

U.S. Government Agency Obligations

—

118,311,294

—

118,311,294

U.S. Treasury Bond

3,902,064

—

—

3,902,064

U.S. Treasury Notes

40,946,762

—

—

40,946,762

Total Fixed Income Securities

44,848,826

270,520,072

—

315,368,898

Money Market Investments

15,840,000

—

—

15,840,000

Short-Term Investments

—

6,227,322

—

6,227,322

Total

$
60,688,826

$
276,747,394

$
—

$
337,436,220

*
See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Income Fund

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Significant Other Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Fixed Income Securities

Agriculture

$
—

$
21,643,742

$
—

$
21,643,742

Airlines

—

25,355,790

—

25,355,790

Banks

—

327,252,625

—

327,252,625

Building Materials

—

29,806,377

—

29,806,377

Coal

—

42,075,431

—

42,075,431

Commercial Services

—

27,815,375

—

27,815,375

Distribution & Wholesale

—

21,259,875

—

21,259,875

Diversified Financial Services

—

139,587,014

1,940,125

141,527,139

Electric

—

96,271,355

—

96,271,355

Engineering & Construction

—

68,118,527

—

68,118,527

Forest Products & Paper

—

10,932,800

—

10,932,800

Holding Companies — Diversified

—

21,196,384

—

21,196,384

Investment Companies

—

19,964,950

—

19,964,950

Iron & Steel

—

104,261,090

—

104,261,090

Media

—

28,075,668

—

28,075,668

Metal Fabricate & Hardware

—

20,845,960

—

20,845,960

Mining

—

83,446,697

—

83,446,697

Multi-National

—

7,824,562

—

7,824,562

Oil & Gas

—

180,533,878

—

180,533,878

Oil & Gas Services

—

20,148,066

—

20,148,066

Real Estate

—

111,728,308

—

111,728,308

Regional (State & Province)

—

54,062,930

—

54,062,930

Semiconductors

—

19,172,750

—

19,172,750

Sovereign

—

534,738,390

—

534,738,390

Telecommunications

—

18,105,000

—

18,105,000

Transportation

—

19,451,250

—

19,451,250

Total Fixed Income Securities

—

2,053,674,794

1,940,125

2,055,614,919

Short-Term Investments

—

50,452,729

—

50,452,729

Total

$
—

$
2,104,127,523

$
1,940,125

$
2,106,067,648

TCW Emerging Markets Local Currency Income Fund

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Fixed Income Securities

Banks

$
—

$
2,653,116

$
—

$
2,653,116

Coal

—

1,027,500

—

1,027,500

Electric

—

3,637,909

—

3,637,909

Iron & Steel

—

2,010,803

—

2,010,803

Media

—

517,179

—

517,179

Oil & Gas

—

1,017,900

—

1,017,900

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies
(Continued)

TCW Emerging Markets Local Currency Income Fund
(Continued)

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Real Estate

$
—

$
1,928,097

$
—

$
1,928,097

Sovereign

—

17,582,565

—

17,582,565

Total Fixed Income Securities

—

30,375,069

—

30,375,069

Short-Term Investments

—

6,030,815

—

6,030,815

Total

$
—

$
36,405,884

$
—

$
36,405,884

TCW High Yield Bond Fund

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Fixed Income Securities

Bank Loans*

$
—

$
4,166,091

$
—

$
4,166,091

Corporate Bonds*

—

92,090,218

—

92,090,218

Municipal Bonds

—

2,188,358

—

2,188,358

Total Fixed Income Securities

—

98,444,667

—

98,444,667

Preferred Stock*

863,336

—

—

863,336

Money Market Investments

8,772,000

—

—

8,772,000

Short-Term Investments

159,981

2,116,502

—

2,276,483

Total Investments

9,795,317

100,561,169

—

110,356,486

Derivatives

Written Options

Interest Rate Risk

—

(40,000
)

—

(40,000
)

Total

$
9,795,317

$
100,521,169

—

$
110,316,486

*
See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Fixed Income Securities

Asset-Backed Securities

$
—

$
671,492

$
—

$
671,492

Collateralized Mortgage Obligations

—

3,019,906

—

3,019,906

U.S. Government Agency Obligations

—

2,423,061

—

2,423,061

Corporate Bonds*

—

2,716,744

—

2,716,744

Municipal Bonds

—

256,913

—

256,913

Total Fixed Income Securities

—

9,088,116

—

9,088,116

Money Market Investments

381,000

—

—

381,000

Short-Term Investments

—

221,325

—

221,325

Total

$
381,000

$
9,309,441

$
—

$
9,690,441

*
See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Significant Other Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Fixed Income Securities

Asset-Backed Securities

$
—

$
493,069,208

$
—

$
493,069,208

Collateralized Mortgage Obligations

—

2,875,598,919

—

2,875,598,919

U.S. Government Agency Obligations

—

1,744,441,176

—

1,744,441,176

U.S. Treasury Notes

125,289,936

—

—

125,289,936

Total Fixed Income Securities

125,289,936

5,113,109,303

—

5,238,399,239

Money Market Investments

271,703,360

—

—

271,703,360

Short-Term Investments

—

232,394,914

—

232,394,914

Total Investments

396,993,296

5,345,504,217

—

5,742,497,513

Total

$
396,993,296

$
5,345,504,217

$
—

$
5,742,497,513

TCW Enhanced Commodity Strategy Fund

Description

Quoted Prices in Active Markets for Identical Assets (Level 1)

Significant Other Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Fixed Income Securities

Asset-Backed Securities

$
—

$
623,672

$
—

$
623,672

Collateralized Mortgage Obligations

—

1,045,363

—

1,045,363

U.S. Government Agency Obligations

—

674,904

—

674,904

Corporate Bonds*

—

1,660,106

—

1,660,106

Municipal Obligation

—

77,088

—

77,088

Total Fixed Income Securities

—

4,081,133

—

4,081,133

Short-Term Investments

—

900,854

—

900,854

Total

$
—

$
4,981,987

$
—

$
4,981,987

*
See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value heirarchy during the period ended April 30, 2011.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies
(Continued)

Following is a reconciliation of investments in which
significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities

Balance as of October 31, 2010

Accrued Discounts (Premiums)

Realized Gain (Loss)

Change in Unrealized Appreciation (Depreciation)

Purchases

Sales

Net Transfers in to Level 3*

Net Transfers out of Level 3

Balance as of April 30, 2011

Change in Unrealized Appreciation (Depreciation) from Investments Held at April 30,
2011

TCW Core Fixed Income Fund

Corporate Bonds

$
1,052

$
0

$
0

$
0

$
0

$
0

$
0

$
(1,052
)**

$
0

$
0

Equity Securities

10

0

0

0

0

(10
)

0

0

0

0

Total

$
1,062

$
0

$
0

$
0

$
0

$
(10
)

$
0

$
(1,052
)

$
0

$
0

TCW Emerging Markets Income Fund

Corporate Bonds

$
0

$
0

$
(353,185
)

$
511,410

0

$
(396,900
)

$
2,178,800
**

$
0

$
1,940,125

$
511,410

Total

$
0

$
0

$
(353,185
)

$
511,410

$
0

$
(396,900
)

$
2,178,800

$
0

$
1,940,125

$
511,410

TCW High Yield Bond Fund

Corporate Bonds

$
17,893

$
0

$
0

$
0

$
0

$
0

$
0

$
(17,893
)**

$
0

$
0

Equity Securities

170

0

0

0

0

(170
)

0

0

0

0

Total

$
18,063

$
0

$
0

$
0

$
0

$
(170
)

$
0

$
(17,893
)

$
0

$
0

*
The Funds recognize transfers in and transfers out at the beginning of the period.

**
Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Redemption Fees:    Prior to July 1, 2009, the TCW Emerging Markets Income Fund imposed a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid-in-capital. The redemption fees received by the Fund are shown on the Statement of Changes in Net Assets. Effective
July 1, 2009, the short-term redemption fee was eliminated.

Security Transactions and Related Investment
Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject
to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments
whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the six months ended April 30, 2011, the following funds had transactions in derivatives, grouped in the following risk categories:

Commodity Risk

Interest Rate Risk

Total

TCW Enhanced Commodity Strategy Fund

Asset Derivatives

Swap Agreements *

$
—

$
—

$
—

Realized Gain

Swap Agreements (See Consolidated Statement of Operations under Net Realized Gain)

$
154

$
—

$
154

Change in Unrealized Appreciation

Swap Agreements (See Consolidated Statement of Operations under Change in Unrealized Appreciation)

$
—

$
—

$
—

Notional Amounts †

Swap Agreements

$
5,202,184

$
—

$
5,202,184

TCW High Yield Bond Fund

Liability Derivatives

Written Options (See Statements of Assets and Liabilities under Liabilities)

$
—

$
(40
)

$
(40
)

Realized Gain (Loss) #

Written Options

$
—

$
—

$
—

Change in Unrealized Depreciation

Written Options (See Statements of Operations under Change in Unrealized Appreciation (Depreciation))

$
—

$
—

$
—

Notional Amounts †

Written Options

—

6,667

6,667

*
Statement of Assets and Liabilities location: There is no outstanding receivable or payable for these open swaps at April 30, 2011.

#
No realized gain or loss during the period.

†
Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended April 30, 2011.

Forward Foreign Currency
Contracts:    The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies
(Continued)

movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at April 30, 2011.

Swap agreements.    The TCW Enhanced Commodity Strategy Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund
may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively. During the period ended April 30, 2011, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

The TCW Enhanced Commodity Strategy Fund had an open swap agreement at April 30, 2011. The Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.

TCW Enhanced Commodity Strategy Fund

Total Return Swap

Notional Amount

Currency

Expiration Date

Counterparty

Payment Made by Fund

Payment Received by Fund

Unrealized Appreciation (Depreciation)

Premium (Received) Paid

Value

$5,202,184

USD

6/02/11

Citigroup Global Markets

3-Month U.S. Treasury Bills

Citi Custom CiVICS H Total Return Index

$
—

$
—

$ —

Options:    The TCW High Yield Fund may enter into option contracts. A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies
(Continued)

When a Fund writes a call or put option, an amount equal to
the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options
purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded
on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2011, the TCW High Yield Bond Fund used written option contracts to hedge the interest rate risk within the portfolio.

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund had an open written option contract at
April 30, 2011. The Fund’s maximum risk of loss from counterparty risk is fair value of the contract.

Notional Amount

Expiration Date

Description

Premiums

Market Value

Call Options

40,000

8/26/2011

U.S. Treasury Bond 30 Year Futures Call, Strike $126.00

$
(40
)

$
(40
)

*
OTC traded option counterparty NEWEDGE USA, LLC.

Transactions in written option contracts during the six months ended April 30, 2011, were as follows:

Calls

Number of Option Contracts

Premiums

Outstanding, beginning of period

—

$
—

Options written

(40
)

(40
)

Options bought back

—

—

Options expired

—

—

Options sold

—

—

Outstanding, end of period

(40
)

$
(40
)

Mortgage-Backed Securities:    The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the
TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage
Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of
CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies
(Continued)

payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.
However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to
change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The
Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these
transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a fund does not maintain liquid assets equal to the face amount of the contract.

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

Dollar Roll Transactions:    The TCW Core
Fixed Income Fund, the TCW Enhanced Commodity Strategy, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the six months ended April 30, 2011.

Repurchase Agreements:    The
Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase
Agreements:    All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2011.

Security
Lending:    The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the six months ended April 30, 2011.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies
(Continued)

Dividends and
Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day but pay or reinvest monthly.
The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are
determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under
Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2011, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

Unrealized Appreciation

Unrealized (Depreciation)

Net Unrealized Appreciation (Depreciation)

Cost of Investments for Federal Income Tax Purposes

TCW Core Fixed Income Fund

$
10,473

$
(1,947
)

$
8,526

$
328,910

TCW Emerging Markets Income Fund

84,246

(15,162
)

69,084

2,036,984

TCW Emerging Markets Local Currency Income Fund

1,060

(46
)

1,014

35,392

TCW Enhanced Commodity Strategy Fund

48

(3
)

45

4,937

TCW High Yield Bond Fund

4,745

(1,867
)

2,878

107,478

TCW Short Term Bond Fund

135

(389
)

(254
)

9,944

TCW Total Return Bond Fund

458,699

(205,407
)

253,292

5,489,206

Note: The aggregate cost for investments for the TCW Money
Market Fund as of April 30, 2011, is the same for financial reporting and federal income tax purposes.

TCW Funds, Inc.

April 30, 2011

Note 4 — Fund Management Fees and Other Expenses

The Funds did not have any unrecognized tax benefits at April 30,
2011, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2011. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Core Fixed Income Fund

0.40%

TCW Emerging Markets Income Fund

0.75%

TCW Emerging Markets Local Currency Income Fund

0.75%

TCW Enhanced Commodity Strategy Fund

0.50%

TCW High Yield Bond Fund

0.75%

TCW Money Market Fund

0.25%
*

TCW Short Term Bond Fund

0.35%

TCW Total Return Bond Fund

0.50%

*
The Advisor waived 0.15% from the management fee for the period ending April 30, 2011.

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations.
These amounts are allocated to each Fund based on the net management fees paid and are included in the Statements of Operations.

The Advisor limits the
operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund

I Class

0.44%

(1)

N Class

0.78%

(1)

TCW Emerging Markets Income Fund

I Class

1.20%

(2)

N Class

1.20%

(2)

TCW Emerging Markets Local Currency Income Fund

I Class

0.99%

(1)

N Class

0.99%

(1)

TCW Enhanced Commodity Strategy Fund

I Class

0.70%

(1)

N Class

0.70%

(1)

TCW High Yield Bond Fund

I Class

1.20%

(1)

N Class

1.20%

(1)

TCW Money Market Fund

I Class

0.30%

(2)

TCW Short Term Bond Fund

I Class

0.44%

(1)

TCW Total Return Bond Fund

I Class

0.44%

(1)

N Class

0.74%

(1)

(1)
These limitations are based on an agreement between the Advisor and Company for a one-year period.

(2)
Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2011. These limitations are voluntary and terminable in a six months notice.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Distribution Plan

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

TCW Funds Distributors
(“Distributor”), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 6 — Purchases and Sales of Securities

Investment
transactions (excluding short-term investments) for the six months ended April 30, 2011, were as follows (amounts in thousands):

Purchases at Cost

Sales or Maturity Proceeds

U.S. Government Purchases at Cost

U.S. Government Sales or Maturity Proceeds

TCW Core Fixed Income Fund

$
47,952

$
72,605

$
462,030

$
496,983

TCW Emerging Markets Income Fund

2,009,511

841,916

—

—

TCW Emerging Markets Local Currency Income Fund

39,191

10,043

—

—

TCW High Yield Bond Fund

84,524

104,579

—

—

TCW Short Term Bond Fund

9,407

24,495

2,109

53,570

TCW Total Return Bond Fund

329,380

558,643

3,374,393

3,376,826

TCW Enhanced Commodity Strategy Fund

5,093

555

484

5

Note 7 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Money Market Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

I Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

288,220,478

$
288,220

698,390,639

$
698,391

Shares Issued upon Reinvestment of Dividends

66,570

67

218,948

219

Shares Redeemed

(347,491,162
)

(347,491
)

(744,203,497
)

(744,204
)

Net Decrease

(59,204,114
)

$
(59,204
)

(45,593,910
)

$
(45,594
)

TCW Funds, Inc.

April 30, 2011

Note 7 — Capital Share Transactions (Continued)

TCW Core Fixed Income Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

I Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

5,029,036

$
53,743

20,577,697

$
219,649

Shares Issued upon Reinvestment of Dividends

571,488

6,096

1,026,815

10,869

Shares Redeemed

(7,817,223
)

(83,564
)

(25,079,734
)

(265,743
)

Net Decrease

(2,216,699
)

$
(23,725
)

(3,475,222
)

$
(35,225
)

N Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

5,472,505

$
58,696

12,057,762

$
129,806

Shares Issued upon Reinvestment of Dividends

530,352

5,666

511,402

5,440

Shares Redeemed

(4,468,769
)

(47,896
)

(6,969,979
)

(73,709
)

Net Increase

1,534,088

$
16,466

5,599,185

$
61,537

TCW Emerging Markets Income Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

I Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

134,470,744

$
1,173,377

78,584,944

$
657,321

Shares Issued upon Reinvestment of Dividends

4,117,955

35,741

1,422,925

11,674

Shares Redeemed

(26,716,564
)

(232,450)

(23,018,054
)

(186,313
)

Redemptions in-kind

(35,103,593
)

(300,487)

—

—

Net Increase

76,768,542

$
676,181

56,989,815

$
482,682

N Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

39,741,194

$
445,772

52,148,035

$
560,132

Shares Issued upon Reinvestment of Dividends

2,354,550

26,240

771,613

8,254

Shares Redeemed

(16,585,571
)

(185,133
)

(10,158,950
)

(107,609
)

Net Increase

25,510,173

$
286,879

42,760,698

$
460,777

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Capital Share Transactions
(Continued)

TCW Emerging Markets Local Currency Income Fund

December 15, 2010 (Commencement of Operation) through April 30,
2011 (Unaudited)

I Class

Shares

Amount (in thousands)

Shares Sold

1,933,072

$
19,877

Shares Issued upon Reinvestment of Dividends

23,582

242

Shares Redeemed

(2,228
)

(23
)

Net Increase

1,954,426

$
20,096

N Class

Shares

Amount (in thousands)

Shares Sold

1,086,731

$
11,087

Shares Issued upon Reinvestment of Dividends

16,003

163

Shares Redeemed

(76
)

(1
)

Net Increase

1,102,658

$
11,249

TCW High Yield Bond Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

I Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

3,898,434

$
25,311

11,128,347

$
68,011

Shares Issued upon Reinvestment of Dividends

415,737

2,683

949,044

5,787

Shares Redeemed

(5,675,160
)

(36,621
)

(13,372,971
)

(82,086
)

Net Decrease

(1,360,989
)

$
(8,627
)

(1,295,580
)

$
(8,288
)

N Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

4,110,160

$
26,865

21,154,815

$
129,830

Shares Issued upon Reinvestment of Dividends

285,325

1,857

701,755

4,291

Shares Redeemed

(5,566,202
)

(36,296
)

(23,462,513
)

(143,805
)

Net Decrease

(1,170,717
)

$
(7,574
)

(1,605,943
)

$
(9,684
)

TCW Short Term Bond Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

I Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

1,327,856

$
11,862

10,616,639

$
93,152

Shares Issued upon Reinvestment of Dividends

27,990

249

175,385

1,511

Shares Redeemed

(8,747,290
)

(77,816
)

(8,370,030
)

(73,233
)

Net Increase (Decrease)

(7,391,444
)

$
(65,705
)

2,421,994

$
21,430

TCW Funds, Inc.

April 30, 2011

Note 7 — Capital Share Transactions (Continued)

TCW Total Return Bond Fund

Six Months Ended April 30, 2011 (Unaudited)

Year Ended October 31, 2010

I Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

92,858,451

$
931,090

223,168,265

$
2,265,177

Shares Issued upon Reinvestment of Dividends

12,067,254

120,614

19,528,792

197,571

Shares Redeemed

(90,636,484
)

(910,985
)

(710,263,230
)

(7,207,439
)

Net Increase (Decrease)

14,289,221

$
140,719

(467,566,173
)

$
(4,744,691
)

N Class

Shares

Amount (in thousands)

Shares

Amount (in thousands)

Shares Sold

41,296,255

$
429,306

131,909,554

$
1,386,031

Shares Issued upon Reinvestment of Dividends

11,697,396

120,948

15,506,775

162,069

Shares Redeemed

(59,001,163
)

(613,332
)

(258,315,484
)

(2,707,686
)

Net Decrease

(6,007,512
)

$
(63,078
)

(110,899,155
)

$
(1,159,586
)

TCW Enhanced Commodity Strategy Fund

April 1, 2011 (Commencement of Operation) through April 30,
2011 (Unaudited)

I Class

Shares

Amount (in thousands)

Shares Sold

300,205

$
3,000

Net Increase

300,205

$
3,000

N Class

Shares

Amount (in thousands)

Shares Sold

200,005

$
2,000

Net Increase

200,005

$
2,000

Note 8 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2011.

Note 9 — Contingencies

In 2004, a committee
representing asbestos claimants (the “Committee”) in the bankruptcy of G-I Holdings, Inc. (“G-I”) filed suit against Building Materials Corporation of America (“BMCA”), certain of its bondholders and others (the
“Complaint”). In 2006, the Complaint was amended to name additional bondholders as defendants, including the TCW High Yield Bond Fund and the TCW Core Fixed Income Fund (the “Bondholder Funds”). The plaintiff sought to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I to BMCA, and to invalidate a lien that BMCA granted in its assets to bondholders in 2004. The proceedings in this action have been stayed a number of times,

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Contingencies (Continued)

primarily to permit the Committee and G-I to negotiate a plan of reorganization (“Plan”) for G-I. On November 12, 2009, the Plan was approved by the bankruptcy court and federal district court that provides for a release of the claims under the Complaint against the bondholders, including the Bondholder Funds, and for dismissal of the Complaint with prejudice. In late December 2009, the Federal 3rd Circuit Court of Appeals granted the application of the U.S. Internal Revenue Service
(“IRS”) for a temporary stay of implementation of the Plan pending the appeal by the IRS of certain provisions of the Plan.

Nothing in the
Complaint in this litigation alleges that any improper activity took place in the Bondholder Funds. It is possible that these matters could lead to a decrease in the market value of the shares or other adverse consequences to the Bondholder
Funds. However, the Advisor believes that these matters are not likely to have a material adverse effect on the Bondholder Funds or on the Advisor’s ability to perform its investment advisory services relating to the Funds. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss can not be reasonably estimated. The information provided is as of the date of this report.

Note 10 — Recently Issued Accounting Pronouncements

On
December 22, 2010, The U.S. government passed the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”). The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies
(“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. One of the provisions allows a RIC to carry forward capital losses indefinitely, and retain the character of the original loss.
Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

TCW Money Market Fund

Financial Highlights — I Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Income from Investment Operations:

  Net Investment Income
(1)

0.0005

0.0012

0.0084

0.0278

0.0497

0.0447

Net Realized and Unrealized Gain on Investments

0.0000

0.0002

0.0052

(0.0014
)

—

—

Total from Investment Operations

0.0005

0.0014

0.0136

0.0264

0.0497

0.0447

Less Distributions:

Distributions from Net Investment Income

(0.0005
)

(0.0014
)

(0.0088
)

(0.0277
)

(0.0497
)

(0.0447
)

Capital Support Agreement

N/A

N/A

(0.0048
)

0.0013

N/A

N/A

Net Asset Value per Share, End of Period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Total Return

0.05
% (4)

0.15
%

0.60
% (2)

2.99
% (2)

5.09
%

4.56
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
109,850

$
169,041

$
214,692

$
805,235

$
671,428

$
564,916

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

0.41
% (3)

0.37
%

0.52
%

0.31
%

0.33
%

0.32
%

After Expense Reimbursement

0.25
% (3)

0.22
%

0.44
%

0.30
%

N/A

N/A

Ratio of Net Investment Income to Average Net Assets

0.10
% (3)

0.12
%

0.85
%

2.77
%

4.97
%

4.45
%

(1)
Computed using average shares outstanding throughout the year.

(2)
Capital Support Agreement had no impact on the total return for the period.

(3)
Annualized.

(4)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
11.01

$
10.59

$
9.35

$
9.76

$
9.70

$
9.69

Income (Loss) from Investment Operations:

  Net Investment Income
(1)

0.20

0.63

0.78

0.48

0.42

0.38

Net Realized and Unrealized Gain (Loss) on Investments

(0.04
)

0.52

1.17

(0.38
)

0.10

0.07

Total from Investment Operations

0.16

1.15

1.95

0.10

0.52

0.45

Less Distributions:

Distributions from Net Investment Income

(0.23
)

(0.64
)

(0.68
)

(0.51
)

(0.46
)

(0.44
)

Distributions from Net Realized Gain

(0.22
)

(0.09
)

(0.03
)

—

—

—

Total Distributions

(0.45
)

(0.73
)

(0.71
)

(0.51
)

(0.46
)

(0.44
)

Net Asset Value per Share, End of Period

$
10.72

$
11.01

$
10.59

$
9.35

$
9.76

$
9.70

Total Return

1.53
% (2)

11.34
%

21.65
%

0.94
%

5.46
%

4.74
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
168,934

$
197,877

$
227,101

$
30,721

$
29,005

$
36,478

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

0.56
% (3)

0.56
%

0.62
%

0.66
%

0.67
%

0.79
%

After Expense Reimbursement

0.44
% (3)

0.44
%

0.44
%

0.44
%

0.50
%

N/A

Ratio of Net Investment Income to Average Net Assets

3.81
% (3)

5.89
%

7.72
%

4.87
%

4.38
%

3.95
%

Portfolio Turnover Rate

147.18
% (2)

258.36
%

121.57
%

81.45
%

76.69
%

90.58
%

(1)
Computed using average shares outstanding throughout the period.

(2)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
11.03

$
10.63

$
9.44

$
9.86

$
9.79

$
9.78

Income (Loss) from Investment Operations:

Net Investment Income (1)

0.18

0.57

0.75

0.46

0.40

0.36

Net Realized and Unrealized Gain (Loss) on Investments

(0.03
)

0.54

1.19

(0.37
)

0.09

0.06

Total from Investment Operations

0.15

1.11

1.94

0.09

0.49

0.42

Less Distributions:

Distributions from Net Investment Income

(0.22
)

(0.62
)

(0.72
)

(0.51
)

(0.42
)

(0.41
)

Distributions from Net Realized Gain

(0.22
)

(0.09
)

(0.03
)

—

—

—

Total Distributions

(0.44
)

(0.71
)

(0.75
)

(0.51
)

(0.42
)

(0.41
)

Net Asset Value per Share, End of Period

$
10.74

$
11.03

$
10.63

$
9.44

$
9.86

$
9.79

Total Return

1.44
% (2)

10.88
%

21.31
%

0.73
%

5.17
%

4.44
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
154,138

$
141,451

$
76,729

$
83,506

$
114,860

$
17,821

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

0.87
% (3)

0.88
%

0.85
%

0.83
%

0.82
%

1.08
%

After Expense Reimbursement

0.78
% (3)

0.78
%

0.74
%

0.73
%

0.76
%

N/A

Ratio of Net Investment Income to Average Net Assets

3.47
% (3)

5.32
%

7.45
%

4.58
%

4.10
%

3.67
%

Portfolio Turnover Rate

147.18
% (2)

258.36
%

121.57
%

81.45
%

76.69
%

90.58
%

(1)
Computed using average shares outstanding throughout the year.

(2)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
8.84

$
7.60

$
5.41

$
7.66

$
7.99

$
8.03

Income (Loss) from Investment Operations:

Net Investment Income (1)

0.34

0.60

0.52

0.43

0.55

0.40

Net Realized and Unrealized Gain (Loss) on Investments

0.13

1.19

2.32

(1.92
)

(0.03
)

0.24

Total from Investment Operations

0.47

1.79

2.84

(1.49
)

0.52

0.64

Less Distributions:

Distributions from Net Investment Income

(0.30
)

(0.54
)

(0.65
)

(0.47
)

(0.42
)

(0.45
)

Distributions from Net Realized Gain

(0.11
)

(0.01
)

—

(0.29
)

(0.43
)

(0.23
)

Total Distributions

(0.41
)

(0.55
)

(0.65
)

(0.76
)

(0.85
)

(0.68
)

Redemption Fees

—

—

—
(2)

—
(2)

—
(2)

—
(2)

Net Asset Value per Share, End of Period

$
8.90

$
8.84

$
7.60

$
5.41

$
7.66

$
7.99

Total Return

5.47
% (3)

24.44
%

56.09
%

(21.46
)%

6.79
%

8.31
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
1,310,043

$
622,371

$
101,959

$
19,349

$
34,559

$
50,779

Ratio of Expenses to Average Net Assets

0.87
% (4)

0.92
%

1.17
%

1.24
%

1.25
%

1.17
%

Ratio of Net Investment Income to Average Net Assets

7.79
% (4)

7.22
%

7.70
%

5.99
%

7.03
%

4.97
%

Portfolio Turnover Rate

55.25
% (3)

172.75
%

196.54
%

156.72
%

146.82
%

149.79
%

(1)
Computed using average shares outstanding throughout the period.

(2)
Amount rounds to less than $0.01 per share.

(3)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(4)
Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
11.31

$
9.72

$
6.89

$
9.67

$
9.77

$
9.08

Income (Loss) from Investment Operations:

Net Investment Income (1)

0.42

0.74

0.73

0.54

0.64

0.48

Net Realized and Unrealized Gain (Loss) on Investments

0.17

1.52

2.89

(2.45
)

(0.02
)

0.21

Total from Investment Operations

0.59

2.26

3.62

(1.91
)

0.62

0.69

Less Distributions:

Distributions from Net Investment Income

(0.37
)

(0.66
)

(0.79
)

(0.58
)

(0.29
)

—

Distributions from Net Realized Gain

(0.11
)

(0.01
)

—

(0.29
)

(0.43
)

—

Total Distributions

(0.48
)

(0.67
)

(0.79
)

(0.87
)

(0.72
)

—

Net Asset Value per Share, End of Period

$
11.42

$
11.31

$
9.72

$
6.89

$
9.67

$
9.77

Total Return

5.36
% (2)

24.03
%

55.80
%

(21.51
)%

6.56
%

7.60
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
794,719

$
498,489

$
12,693

$
1,229

$
1,256

$
31

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

1.15
% (3)

1.25
%

2.41
%

1.97
%

2.63
%

353.50
%

After Expense Reimbursement

N/A

N/A

1.30
%

1.36
%

1.46
%

1.36
%

Ratio of Net Investment Income to Average Net Assets

7.49
% (3)

6.88
%

7.94
%

5.94
%

6.58
%

4.97
%

Portfolio Turnover Rate

55.25
% (2)

172.75
%

196.54
%

156.72
%

146.82
%

149.79
%

(1)
Computed using average shares outstanding throughout the year.

(2)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

December 15, 2010 (Commencement of
Operations) through April 30, 2011 (Unaudited)

Net Asset Value per Share, Beginning of Period

$
10.00

Income (Loss) from Investment Operations:

  Net Investment Income
(1)

0.24

Net Realized and Unrealized Gain on Investments

0.62

Total from Investment Operations

0.86

Less Distributions:

Distributions from Net Investment Income

(0.27
)

Net Asset Value per Share, End of Period

$
10.59

Total Return

8.72
% (2)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
20,701

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

3.04
% (3)

After Expense Reimbursement

0.99
% (3)

Ratio of Net Investment Income to Average Net Assets

6.31
% (3)

Portfolio Turnover Rate

65.79

%
(2)

(1)
Computed using average shares outstanding throughout the period.

(2)
For the period December 15, 2010 (Commencement of Operations) through April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

December 15, 2010 (Commencement of Operations) through April 30,
2011 (Unaudited)

Net Asset Value per Share, Beginning of Period

$
10.00

Income (Loss) from Investment Operations:

Net Investment Income (1)

0.24

Net Realized and Unrealized Gain on Investments

0.62

Total from Investment Operations

0.86

Less Distributions:

Distributions from Net Investment Income

(0.27
)

Net Asset Value per Share, End of Period

$
10.59

Total Return

8.72
% (2)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
11,678

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

3.53
% (3)

After Expense Reimbursement

0.99
% (3)

Ratio of Net Investment Income to Average Net Assets

6.25
% (3)

Portfolio Turnover Rate

65.79
% (2)

(1)
Computed using average shares outstanding throughout the year.

(2)
For the period December 15, 2010 (Commencement of Operations) through April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
6.45

$
5.93

$
4.56

$
6.74

$
6.85

$
6.83

Income (Loss) from Investment Operations:

  Net Investment Income
(1)

0.24

0.52

0.51

0.47

0.49

0.49

Net Realized and Unrealized Gain (Loss) on Investments

0.14

0.51

1.36

(2.14
)

(0.07
)

0.06

Total from Investment Operations

0.38

1.03

1.87

(1.67
)

0.42

0.55

Less Distributions:

Distributions from Net Investment Income

(0.26
)

(0.51
)

(0.50
)

(0.51
)

(0.53
)

(0.53
)

Net Asset Value per Share, End of Period

$
6.57

$
6.45

$
5.93

$
4.56

$
6.74

$
6.85

Total Return

5.97
% (2)

18.18
%

43.47
%

(26.41
)%

6.27
%

8.41
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
69,322

$
76,897

$
78,299

$
41,109

$
56,835

$
109,167

Ratio of Expenses to Average Net Assets

1.03
% (3)

0.96
%

1.04
%

1.03
%

0.93
%

0.91
%

Ratio of Net Investment Income to Average Net Assets

7.46
% (3)

8.49
%

10.05
%

7.66
%

7.00
%

7.18
%

Portfolio Turnover Rate

78.11
% (2)

176.77
%

106.35
%

113.03
%

91.99
%

87.48
%

(1)
Computed using average shares outstanding throughout the period.

(2)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
6.49

$
5.94

$
4.57

$
6.78

$
6.90

$
6.87

Income (Loss) from Investment Operations:

Net Investment Income (1)

0.24

0.51

0.50

0.46

0.47

0.49

Net Realized and Unrealized Gain (Loss) on Investments

0.13

0.52

1.35

(2.16
)

(0.07
)

0.05

Total from Investment Operations

0.37

1.03

1.85

(1.70
)

0.40

0.54

Less Distributions:

Distributions from Net Investment Income

(0.25
)

(0.48
)

(0.48
)

(0.51
)

(0.52
)

(0.51
)

Net Asset Value per Share, End of Period

$
6.61

$
6.49

$
5.94

$
4.57

$
6.78

$
6.90

Total Return

5.81
% (2)

17.86
%

43.27
%

(26.63
)%

5.96
%

8.15
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
40,607

$
47,485

$
53,022

$
15,578

$
22,146

$
50,318

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

1.35
% (3)

1.27
%

1.29
%

1.30
%

1.20
%

1.20
%

After Expense Reimbursement

1.20
% (3)

1.20
%

1.20
%

1.20
%

N/A

N/A

Ratio of Net Investment Income to Average Net Assets

7.25
% (3)

8.22
%

9.75
%

7.46
%

6.71
%

7.18
%

Portfolio Turnover Rate

78.11
% (2)

176.77
%

106.35
%

113.03
%

91.99
%

87.48
%

(1)
Computed using average shares outstanding throughout the year.

(2)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
8.94

$
8.57

$
8.93

$
9.47

$
9.46

$
9.44

Income (Loss) from Investment Operations:

Net Investment Income (1)

0.10

0.32

0.40

0.47

0.46

0.35

Net Realized and Unrealized Gain (Loss) on Investments

(0.03
)

0.45

(0.38
)

(0.55
)

—
(2)

0.03

Total from Investment Operations

0.07

0.77

0.02

(0.08
)

0.46

0.38

Less Distributions:

Distributions from Net Investment Income

(0.13
)

(0.40
)

(0.38
)

(0.46
)

(0.45
)

(0.36
)

Net Asset Value per Share, End of Period

$
8.88

$
8.94

$
8.57

$
8.93

$
9.47

$
9.46

Total Return

0.82
% (3)

9.21
%

0.35
%

(0.88
)%

4.95
%

4.08
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
9,714

$
75,849

$
51,944

$
75,856

$
114,181

$
108,605

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

0.77
% (4)

0.76
%

0.74
%

0.49
%

0.63
%

0.66
%

After Expense Reimbursement

0.44
% (4)

0.44
%

0.44
%

0.44
%

0.44
%

0.49
%

Ratio of Expenses to Average Net Assets

N/A

N/A

N/A

N/A

N/A

0.51
% (5)

Ratio of Net Investment Income to Average Net Assets

2.30
% (4)

3.66
%

4.76
%

5.06
%

4.80
%

3.74
%

Portfolio Turnover Rate

31.48
% (3)

83.26
%

21.40
%

27.24
%

43.18
%

42.09
%

(1)
Computed using average shares outstanding throughout the period.

(2)
Amount rounds to less than $0.01 per share.

(3)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(4)
Annualized.

(5)
Includes interest expense on reverse repurchase agreement.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
10.37

$
10.21

$
9.21

$
9.55

$
9.47

$
9.40

Income (Loss) from Investment Operations:

Net Investment Income (1)

0.28

0.75

1.01

0.65

0.48

0.46

Net Realized and Unrealized Gain (Loss) on Investments

(0.09
)

0.25

0.85

(0.45
)

0.09

0.06

Total from Investment Operations

0.19

1.00

1.86

0.20

0.57

0.52

Less Distributions:

Distributions from Net Investment Income

(0.35
)

(0.84
)

(0.86
)

(0.54
)

(0.49
)

(0.45
)

Distributions from Net Realized Gain

(0.27
)

—

—

—

—

—

Total Distributions

(0.62
)

(0.84
)

(0.86
)

(0.54
)

(0.49
)

(0.45
)

Net Asset Value per Share, End of Period

$
9.94

$
10.37

$
10.21

$
9.21

$
9.55

$
9.47

Total Return

1.90
% (2)

10.32
%

21.38
%

2.08
%

6.16
%

5.72
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
3,194,969

$
3,185,878

$
7,907,871

$
1,074,374

$
580,139

$
352,546

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

0.60
% (3)

0.61
%

0.61
%

0.59
%

0.61
%

0.61
%

After Expense Reimbursement

0.44
% (3)

0.44
%

0.44
%

0.44
%

0.44
%

0.44
%

Ratio of Net Investment Income to Average Net Assets

5.62
% (3)

7.37
%

10.47
%

6.75
%

5.09
%

4.86
%

Portfolio Turnover Rate

68.30
% (2)

76.43
%

15.57
%

9.09
%

18.29
%

21.84
%

(1)
Computed using average shares outstanding throughout the period.

(2)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

Six
Months Ended April 30, 2011 (Unaudited)

Year Ended October 31,

2010

2009

2008

2007

2006

Net Asset Value per Share, Beginning of Period

$
10.72

$
10.55

$
9.55

$
9.89

$
9.81

$
9.73

Income (Loss) from Investment Operations:

Net Investment Income (1)

0.27

0.73

1.01

0.64

0.47

0.44

Net Realized and Unrealized Gain (Loss) on Investments

(0.09
)

0.27

0.89

(0.46
)

0.09

0.07

Total from Investment Operations

0.18

1.00

1.90

0.18

0.56

0.51

Less Distributions:

Distributions from Net Investment Income

(0.35
)

(0.83
)

(0.90
)

(0.52
)

(0.48
)

(0.43
)

Distributions from Net Realized Gain

(0.27
)

—

—

—

—

—

Total Distributions

(0.62
)

(0.83
)

(0.90
)

(0.52
)

(0.48
)

(0.43
)

Net Asset Value per Share, End of Period

$
10.28

$
10.72

$
10.55

$
9.55

$
9.89

$
9.81

Total Return

1.74
% (2)

10.00
%

20.98
%

1.75
%

5.87
%

5.42
%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
2,058,282

$
2,211,097

$
3,345,527

$
1,031,156

$
354,650

$
203,481

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

0.87
% (3)

0.88
%

0.87
%

0.84
%

0.88
%

0.88
%

After Expense Reimbursement

0.74
% (3)

0.74
%

0.74
%

0.73
%

0.74
%

0.74
%

Ratio of Net Investment Income to Average Net Assets

5.33
% (3)

6.98
%

10.11
%

6.51
%

4.80
%

4.56
%

Portfolio Turnover Rate

68.30
% (2)

76.43
%

15.57
%

9.09
%

18.29
%

21.84
%

(1)
Computed using average shares outstanding throughout the year.

(2)
For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — I Class

April 1, 2011 (Commencement of Operation)
through April 30, 2011 (Unaudited)

Net Asset Value per Share, Beginning of Period

$
10.00

Income (loss) from Investment Operations:

Net investment income (loss) (1)

0.01

Net Realized and Unrealized Gain (Loss) on Investments

0.41

Total from Investment Operations

0.42

Net Asset Value per share, End of Period

$
10.42

Total Return

4.10
% (2)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
3,127

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

6.99
% (3)

After Expense Reimbursement

0.70
% (3)

Ratio of Net Investment Income to Average Net Assets

1.05
% (3)

Portfolio turnover rate

10.71
% (2)

(1)
Computed using average shares outstanding throughout the period.

(2)
For the period April 1, 2011 (Commencement of Operations) through April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — N Class

April 1, 2011 (Commencement of Operation)
through April 30, 2011 (Unaudited)

Net Asset Value per Share, Beginning of Period

$
10.00

Income (loss) from Investment Operations:

Net investment income (loss) (1)

0.01

Net Realized and Unrealized Gain (Loss) on Investments

0.41

Total from Investment Operations

0.42

Net Asset Value per share, End of Period

$
10.42

Total Return

4.20
% (2)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)

$
2,084

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement

7.21
% (3)

After Expense Reimbursement

0.70
% (3)

Ratio of Net Investment Income to Average Net Assets

0.97
% (3)

Portfolio turnover rate

10.71
% (2)

(1)
Computed using average shares outstanding throughout the period.

(2)
For the period April 1, 2011 (Commencement of Operations) through April 30, 2011 and is not indicative of a full year’s operating results.

(3)
Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you
incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011 (181 days).

Actual Expenses    The first line under each fund
in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under
each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.

Beginning Account Value November 1, 2010

Ending Account Value April 30, 2011

Annualized Expense Ratio

Expenses Paid During Period (November 1, 2010 to April 30, 2011)

TCW Money Market Fund

I Class Shares

Actual

$
1,000.00

$
1,000.50

0.25
%

$
1.24

Hypothetical (5% return before expenses)

1,000.00

1,023.55

0.25
%

1.25

TCW Core Fixed Income Fund

I Class Shares

Actual

$
1,000.00

$
1,015.30

0.44
%

$
2.20

Hypothetical (5% return before expenses)

1,000.00

1,022.61

0.44
%

2.21

N Class Shares

Actual

$
1,000.00

$
1,014.40

0.78
%

$
3.90

Hypothetical (5% return before expenses)

1,000.00

1,020.93

0.78
%

3.91

TCW Emerging Markets Income Fund

I Class Shares

Actual

$
1,000.00

$
1,054.70

0.87
%

$
4.43

Hypothetical (5% return before expenses)

1,000.00

1,020.48

0.87
%

4.36

N Class Shares

Actual

$
1,000.00

$
1,053.60

1.15
%

$
5.86

Hypothetical (5% return before expenses)

1,000.00

1,019.09

1.15
%

5.76

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.

Beginning Account Value November 1, 2010

Ending Account Value April 30, 2011

Annualized Expense Ratio

Expenses Paid During Period (November 1, 2010 to April 30, 2011)

TCW Emerging Markets Local Currency Income Fund

I Class Shares

Actual

$
1,000.00

$
1,087.20

0.99
%

$

3.88
(1)

Hypothetical (5% return before expenses)

1,000.00

1,015.05

0.99
%

3.74

N Class Shares

Actual

$
1,000.00

$
1,087.20

0.99
%

$

3.88
(1)

Hypothetical (5% return before expenses)

1,000.00

1,015.05

0.99
%

3.74

TCW Enhanced Commodity Strategy Fund

I Class Shares

Actual

$
1,000.00

$
1,041.00

0.70
%

$

0.59
(2)

Hypothetical (5% return before expenses)

1,000.00

1,021.32

0.70
%

3.51

N Class Shares

Actual

$
1,000.00

$
1,042.00

0.70
%

$

0.59
(2)

Hypothetical (5% return before expenses)

1,000.00

1,021.32

0.70
%

3.51

TCW High Yield Bond Fund

I Class Shares

Actual

$
1,000.00

$
1,059.70

1.03
%

$
5.26

Hypothetical (5% return before expenses)

1,000.00

1,019.69

1.03
%

5.16

N Class Shares

Actual

$
1,000.00

$
1,058.10

1.20
%

$
6.12

Hypothetical (5% return before expenses)

1,000.00

1,018.84

1.20
%

6.01

TCW Short Term Bond Fund

I Class Shares

Actual

$
1,000.00

$
1,008.20

0.44
%

$
2.19

Hypothetical (5% return before expenses)

1,000.00

1,022.61

0.44
%

2.21

TCW Total Return Bond Fund

I Class Shares

Actual

$
1,000.00

$
1,019.00

0.44
%

$
2.20

Hypothetical (5% return before expenses)

1,000.00

1,022.61

0.44
%

2.21

N Class Shares

Actual

$
1,000.00

$
1,017.40

0.74
%

$
3.70

Hypothetical (5% return before expenses)

1,000.00

1,021.12

0.74
%

3.71

(1)
Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on December 15, 2011 through April 30, 2011, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2011, multiplied by the number of days in the six month period and divided by the number of days in the year.

(2)
Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on April 1, 2011 through April 30, 2011, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2011, multiplied by the number of days in the six month period and divided by the number of days in the year.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.
By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.
By going to the SEC website at http://www.sec.gov.

When the Company
receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail
(or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company,
prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.
By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.
By going to the SEC website at http://www.sec.gov.

When the Company
receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery)
within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.
By going to the SEC website at http://www.sec.gov.; or

2.
By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference
Room).

      TCW Funds, Inc.
     Approval of Additions to Investment Management and Advisory
Agreement

TCW Funds, Inc. (the
“Corporation”) and TCW Investment Management Company (the “Advisor”) are parties to an Investment Management and Advisory Agreement (the “Advisory Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a “Fund” and collectively, the “Funds”) of the Corporation. At meetings held on September 21, 2010, and March 14, 2011, the Board of Directors (“Board”) of
the Corporation approved the Advisory Agreement with respect to the newly organized TCW Emerging Markets Local Currency Income Fund, TCW Enhanced Commodity Strategy Fund and TCW International Small Cap Fund (each a “New Fund” and collectively the “New Funds”).

Prior to this approval, the Advisor provided materials to the Board for its evaluation. The Independent
Directors were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are certain of the factors considered by the Board in approving the Advisory Agreements with respect to each of the New Funds. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director’s business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

In evaluating the Advisory Agreement with respect to each of the New
Funds the Board, including the Independent Directors, considered the following factors among others:

Nature, Extent and Quality of
Services.    The Board considered the general nature, extent, and quality of services provided to the Funds and expected to be provided to the New Funds by the Advisor. The Board evaluated the Advisor’s experience in serving as manager of mutual funds, and considered the benefits to shareholders of investing in a fund complex that is served by a large organization which also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Corporation. The Board also took note of the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention provided and expected to be given to the Corporation by the Advisor is substantial. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the
Advisor with respect to the New Funds. The Board concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Funds by the Advisor under the Advisory Agreement.

Investment Performance. The Board noted that the Advisor does not manage any separate accounts with strategies similar to the proposed strategies of the
New Funds. However, the Board reviewed information about the Advisor’s prior historical performance with respect to the existing Funds and the historical performance of mutual funds with similar investment policies to those of the New Funds.
The Board concluded that the Advisor would provide acceptable investment management services to each of the New Funds consistent with its objectives and strategy.

TCW Funds, Inc. Approval of Additions to Investment Management and Advisory Agreement (Continued)

Advisory Fees and
Profitability.    The Board considered information prepared by the Advisor regarding the advisory fees proposed to be charged to the New Funds, and advisory fees paid by other mutual funds with similar investment policies.
The Board noted that the advisory fees proposed to be charged by the Advisor are within the range of advisory fees charged similar mutual funds.

The
Board considered that the Advisor had agreed to reduce its investment advisory fee or pay the operating expenses of each Fund in order to maintain the overall expense ratios of the Funds at competitive levels (the “Expense Limitations”)
and noted that the Advisor proposed to enter into similar contractual expense limitation agreements with respect to the New Funds. The Board also considered the costs of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the New Funds, recognizing the difficulty in evaluating a manager’s projected profitability with respect to funds that are not yet operational. Based on these various considerations, the Board concluded that the proposed contractual management fees of the New Funds under the Advisory Agreement are fair and bear a reasonable relationship to the services rendered.

Expenses and Economies of Scale.    The Board considered the potential of the Advisor to achieve economies of scale as the New Funds grow in size. The Board noted that the Advisor has agreed to the Expense Limitations and contractual expense limitation agreements, which are designed to maintain the overall expense ratio of each of the New Funds at a competitive level. The Board concluded that the current fee arrangements were appropriate given the current size and structure of the New Funds.

Ancillary Benefits.    The Board considered ancillary
benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the New Funds, including compensation for certain compliance support services.

The Board noted that, in addition to the fees the Advisor receives under the Advisory Agreement, the Advisor could receive additional benefits in connection with management of the New Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Advisor from its relationships with the New Funds are consistent with the services proposed to be provided by the Advisor to the New Funds.

Based upon the considerations discussed above and other
considerations, the Board of Directors, including the Independent Directors, approved the Advisory Agreement with respect to each of the New Funds.

TCW Funds Insight that works for you.™

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

800 FUND TCW
(800 386 3829)

www.tcw.com

Investment Advisor
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

Custodian & Administrator
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Distributor
TCW Funds Distributors
865 South Figueroa Street
Los Angeles, California 90017

Directors
Patrick C. Haden
Director and Chairman of the Board

Charles W. Baldiswieler
Director

Samuel P. Bell
Director

John A. Gavin
Director

Janet E. Kerr
Director

Thomas E. Larkin, Jr.
Director

Peter McMillan
Director

Charles A. Parker
Director

Marc I. Stern
Director

Officers
Charles W. Baldiswieler
President and Chief Executive Officer

Peter A. Brown
Senior Vice President

David S. DeVito
Treasurer and Chief Financial Officer

Philip K. Holl
Secretary and Associate General Counsel

George N. Winn
Assistant Treasurer

FUNDsarFI411

TCW Funds, Inc.

865 South Figueroa Street Investment Advisor Directors

Los Angeles, California 90017 TCW•Investment Management Company Patrick C. Haden

865 South Figueroa Street Director and Chairman of the Board 800 FUND TCW Los Angeles, California 90017 Charles W.
Baldiswieler (800 386 3829) 800 FUND TCW

Director www.tcw.com Transfer Agent

Samuel P. Bell U.S. Bancorp Fund Services, LLC

Director 615 E. Michigan Street Milwaukee, Wisconsin 53202 John A. Gavin Director

Independent Registered Public Accounting Firm

Deloitte &•Touche, LLP Janet E. Kerr 350 South Grand Avenue Director Los Angeles, California 90071 Thomas E.
Larkin, Jr.

Custodian & Administrator Director State Street Bank & Trust Company Peter
McMillan 200 Clarendon Street Director Boston, Massachusetts 02116 Charles A. Parker

Distributor Director
TCW•Funds Distributors Marc I. Stern 865 South Figueroa Street Director Los Angeles, California 90017

Officers

Charles W. Baldiswieler

President and Chief
Executive Officer

Peter A. Brown Senior Vice President

Michael E. Cahill Senior Vice President,

General Counsel and Assistant Secretary

David S.
DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary
G.D. Lord

Senior Vice President and Chief Compliance Officer

George N. Winn Assistant Treasurer

FUNDsarFI411

Item 2.
Code of Ethics. Not applicable.

Item 3.
Audit Committee Financial Expert. Not applicable.

Item 4.
Principal Accountant Fees and Services. Not applicable.

Item 5.
Audit of Committee of Listed Registrants. Not applicable.

Item 6.
Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.
Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.
Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.
Controls and Procedures.

(a)
The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.
Exhibits.

(a)(1)
Not applicable.

(a)(2)
Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company
Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

(a)(3)
Not applicable.

(b)
Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of
1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

TCW Funds, Inc.

By (Signature and Title)

/s/ Charles W. Baldiswieler

Charles W. Baldiswieler

Chief Executive Officer

Date

June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Charles W. Baldiswieler

Charles W. Baldiswieler

Chief Executive Officer

Date

June 30, 2011

By (Signature and Title)

/s/ David S. DeVito

David S. DeVito

Chief Financial Officer

Date

June 30, 2011